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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2731
                                     --------

                           Tax-Free Investments Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
      ---------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                     --------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period:  03/31/05
                           --------

Item 1. Reports to Stockholders.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                           Cash Management Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
   [1980-2005 25TH                                       [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

[GRAHAM             This is the annual report on the performance of the Cash
 PHOTO]             Management Class of the Tax-Free Cash Reserve Portfolio of
                    Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest credit ratings.
                    The report is for the fiscal year ended March 31, 2005.

 ROBERT H. GRAHAM
                       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate
[WILLIAMSON         demand notes.
   PHOTO]
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short
MARK H. WILLIAMSON  maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                       The table below summaries important Portfolio data as of
                    fiscal year-end:

                    =================================      ===============================
                    YIELD                                  WEIGHTED AVERAGE MATURITY

                    7 DAY SEC YIELD*   MONTHLY YIELD*         RANGE     END OF FISCAL YEAR

                        1.81%               1.64%           25-42 Days       30 Days

                    =================================      ===============================

                    ======================================================================
                    NET ASSETS AT CLOSE OF FISCAL YEAR

                    $725.1 MILLION

                    *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.
                    ======================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                   /s/ MARK H. WILLIAMSON

Robert H. Graham                                                       Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                     Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

===================================
 PORTFOLIO COMPOSITION BY MATURITY   The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the
IN DAYS, AS OF 3/31/05               Investment Company Act of 1940.
1-7                         78.6%
8-14                         0.9
15-60                        4.8
61-120                       7.3
121-180                      3.1
181-240                      3.7     The unmanaged Standard & Poor's Composite Index of 500 Stocks
241+                         1.6     (the S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
===================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.      and expenses may not be used to estimate
                                             Simply divide your account value by $1,000   the actual ending account balance or
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        expenses you paid for the period. You may
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      use this information to compare the
and other Fund expenses. This example is     the result by the number in the table        ongoing costs of investing in the Fund and
intended to help you understand your         under the heading entitled "Actual           other funds. To do so, compare this 5%
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     hypothetical example with the 5%
the Fund and to compare these costs with     the expenses you paid on your account        hypothetical examples that appear in the
ongoing costs of investing in other mutual   during this period.                          shareholder reports of the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period October 1, 2004, through                                                    ongoing costs only. Therefore, the
March 31, 2005.                              The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return. The
You may use the information in this table,   hypothetical account values
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                           ACTUAL                                     HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)


                   BEGINNING ACCOUNT         ENDING ACCOUNT            EXPENSES            ENDING ACCOUNT           EXPENSES
  SHARE CLASS            VALUE                   VALUE                PAID DURING              VALUE              PAID DURING
                      (10/01/04)              (3/31/05)(1)             PERIOD(2)             (3/31/05)             PERIOD(2)
Cash Management        $1,000.00                $1,007.30                $1.50               $1,023.40               $1.51

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.73% for Cash Management Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.30% for Cash Management Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                                2005           2004        2003        2002       2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.01        0.02       0.04
========================================================================================================================
Less distributions from net investment income                    (0.01)         (0.01)      (0.01)      (0.02)     (0.04)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   1.16%          0.76%       1.14%       2.08%      3.87%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $725,124       $768,141    $617,683    $320,502    $15,668
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.30%(b)       0.30%       0.30%       0.30%      0.28%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.37%(b)       0.37%       0.37%       0.38%      0.39%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              1.16%(b)       0.75%       1.12%       1.92%      3.76%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $682,153,242.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--


                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com                  TFIT-AR-3            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                             Institutional Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
  [1980-2005 25TH                                        [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO

                     DEAR SHAREHOLDER:

      [GRAHAM        This is the annual report on the performance of the
       PHOTO]        Institutional Class of the Tax-Free Cash Reserve Portfolio
                     of Tax-Free Investments Trust, a money market fund
                     investing in short-term municipal bonds of the highest
                     credit ratings. The report is for the fiscal year ended
                     March 31, 2005.
  ROBERT H. GRAHAM
                        The Tax-Free Cash Reserve Portfolio seeks to provide as
                     high a level of tax-exempt income as is consistent with
                     preservation of capital and maintenance of liquidity. The
                     Portfolio invests in high quality, short-term municipal
                     obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                     Liquidity is managed with daily and weekly variable-rate
     [WILLIAMSON     demand notes.
        PHOTO]
                        Through a combination of short-term cash management
                     vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively
 MARK H. WILLIAMSON  short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio continued to hold the highest
                     credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                        The table below summarizes important Portfolio data as
                     of fiscal year-end.

                     ================================     ===============================
                     YIELD                                WEIGHTED AVERAGE MATURITY

                     7-DAY SEC YIELD*  MONTHLY YIELD*        RANGE     END OF FISCAL YEAR

                         1.89%              1.72%          25-42 Days       30 Days

                     ================================     ===============================

                     ====================================================================
                     NET ASSETS AT CLOSE OF FISCAL YEAR

                     $2.1 BILLION

                     *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.
                     ====================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

                                                 TAX-FREE CASH RESERVE PORTFOLIO


   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                /s/ MARK H. WILLIAMSON

Robert H. Graham                                                    Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                  Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

====================================
 PORTFOLIO COMPOSITION BY MATURITY      The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
IN DAYS, AS OF 3/31/05                  Company Act of 1940.
1-7                            78.6%
8-14                            0.9
15-60                           4.8
61-120                          7.3
121-180                         3.1
181-240                         3.7     The unmanaged Standard & Poor's Composite Index of 500 Stocks (the
241+                            1.6     S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.       and expenses may not be used to estimate
                                             Simply divide your account value by           the actual ending account balance or
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        expenses you paid for the period. You may
ongoing costs, including management fees     value divided by $1,000 = 8.6), then          use this information to compare the
and other Fund expenses. This example is     multiply the result by the number in the      ongoing costs of investing in the Fund
intended to help you understand your         table under the heading entitled "Actual      and other funds. To do so, compare this
ongoing costs (in dollars) of investing      Expenses Paid During Period" to estimate      5% hypothetical example with the 5%
in the Fund and to compare these costs       the expenses you paid on your account         hypothetical examples that appear in the
with ongoing costs of investing in other     during this period.                           shareholder reports of the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period October 1, 2004, through                                                     ongoing costs only. Therefore, the
March 31, 2005.                              The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in     The hypothetical account values
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                          ACTUAL                                    HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT              EXPENSES
     SHARE            VALUE                  VALUE              PAID DURING                VALUE                 PAID DURING
     CLASS          (10/01/04)           (3/31/05)(1)            PERIOD(2)               (3/31/05)                PERIOD(2)
 Institutional      $1,000.00              $1,007.70               $1.10                 $1,023.83                  $1.11


(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.77% for Institutional Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.22% for Institutional Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------------
                                                                                     YEAR ENDED MARCH 31,
                                                              -------------------------------------------------------------------
                                                                 2005             2004          2003          2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     1.00       $     1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01             0.01          0.01          0.02        0.04
=================================================================================================================================
Less distributions from net investment income                      (0.01)           (0.01)        (0.01)        (0.02)      (0.04)
=================================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                     1.24%            0.84%         1.22%         2.17%       3.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,117,055       $1,953,769    $1,321,224    $1,239,058    $929,921
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.22%(b)         0.22%         0.22%         0.22%       0.20%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.27%(b)         0.27%         0.27%         0.28%       0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets                1.24%(b)         0.83%         1.20%         2.01%       3.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,951,289,628.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM.

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com                  TFIT-AR-1            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                       Personal Investment Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]


                         [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH         --REGISTERED TRADEMARK--      [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

   [GRAHAM          This is the annual report on the performance of the Personal
    PHOTO]          Investment Class of the Tax-Free Cash Reserve Portfolio of
                    Tax-Free Investments Trust, a money market fund investing in short-term municipal bonds of the highest credit ratings.
                    The report is for the fiscal year ended March 31, 2005.

 ROBERT H. GRAHAM
                       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate
  [WILLIAMSON       demand notes.
     PHOTO]
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short
MARK H. WILLIAMSON  maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest credit-
                    quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                       The table below summarizes important Portfolio data as of
                    fiscal year-end.


                    ================================   ==============================
                    YIELD                                WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD*  MONTHLY YIELD*     RANGE     END OF FISCAL YEAR
                        1.34%            1.17%         25-42 Days      30 Days
                    ================================   ==============================

                    =================================================================
                    NET ASSETS AT CLOSE OF FISCAL YEAR

                    $10.9 MILLION

                    *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed
                    expenses, seven-day and monthly yields would have been lower.
                    =================================================================



MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

                                                 TAX-FREE CASH RESERVE PORTFOLIO


   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.


IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                    /s/ MARK H. WILLIAMSON

Robert H. Graham                                                        Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                      Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

===========================================
     PORTFOLIO COMPOSITION BY MATURITY       The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
IN DAYS, AS OF 3/31/05                       Company Act of 1940.
1-7                                   78.6%
8-14                                   0.9
15-60                                  4.8
61-120                                 7.3
121-180                                3.1
181-240                                3.7   The unmanaged Standard & Poor's Composite Index of 500 Stocks (the
241+                                   1.6   S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
===========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.       and expenses may not be used to estimate
                                             Simply divide your account value by           the actual ending account balance or
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        expenses you paid for the period. You
ongoing costs, including management fees     value divided by $1,000 = 8.6), then          may use this information to compare the
and other Fund expenses. This example is     multiply the result by the number in the      ongoing costs of investing in the Fund
intended to help you understand your         table under the heading entitled "Actual      and other funds. To do so, compare this
ongoing costs (in dollars) of investing      Expenses Paid During Period" to estimate      5% hypothetical example with the 5%
in the Fund and to compare these costs       the expenses you paid on your account         hypothetical examples that appear in the
with ongoing costs of investing in other     during this period.                           shareholder reports of the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period October 1, 2004, through                                                     ongoing costs only. Therefore, the
March 31, 2005.                              The table below also provides                 hypothetical information is useful in
                                             information about hypothetical account        comparing ongoing costs only, and will
ACTUAL EXPENSES                              values and hypothetical expenses based        not help you determine the relative
                                             on the Fund's actual expense ratio and        total costs of owning different funds.
The table below provides information         an assumed rate of return of 5% per year
about actual account values and actual       before expenses, which is not the Fund's
expenses. You may use the information in     actual return. The hypothetical account
this table, together with the amount you     values
invested, to estimate the

====================================================================================================================================

                                                                 ACTUAL                               HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES          ENDING ACCOUNT           EXPENSES
       SHARE                   VALUE                 VALUE             PAID DURING             VALUE              PAID DURING
       CLASS                 (10/01/04)           (3/31/05)(1)          PERIOD(2)            (3/31/05)             PERIOD(2)
Personal Investment          $1,000.00             $1,005.00              $3.85              $1,021.09               $3.88


(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.50% for Personal Investment Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.77% for Personal Investment Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PERSONAL INVESTMENT CLASS
                                                              --------------------------------------------------------------
                                                                                                            DECEMBER 4, 2000
                                                                                                              (DATE SALES
                                                                         YEAR ENDED MARCH 31,                COMMENCED) TO
                                                              ------------------------------------------       MARCH 31,
                                                               2005          2004       2003       2002           2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $ 1.00         $ 1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01         0.003       0.01      0.02(a)        0.01
============================================================================================================================
Less distributions from net investment income                   (0.01)       (0.003)     (0.01)    (0.02)         (0.01)
============================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $ 1.00         $ 1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  0.68%         0.28%      0.69%     1.66%          0.95%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,877       $10,394    $16,991    $5,102         $  722
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.77%(c)      0.77%      0.76%     0.72%          0.70%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.02%(c)      1.02%      1.02%     1.03%          1.04%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets             0.69%(c)      0.28%      0.66%     1.51%          3.35%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,494,220.
(d)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com                TFIT-AR-6              Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                        Private Investment Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
  [1980-2005 25TH                                        [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO

                     DEAR SHAREHOLDER:

     [GRAHAM         This is the annual report on the performance of the Private
      PHOTO]         Investment Class of the Tax-Free Cash Reserve Portfolio of
                     Tax-Free Investments Trust, a money market fund investing
                     in short-term municipal bonds of the highest credit
                     ratings. The report is for the fiscal year ended
                     March 31, 2005.
  ROBERT H. GRAHAM
                        The Tax-Free Cash Reserve Portfolio seeks to provide as
                     high a level of tax-exempt income as is consistent with
                     preservation of capital and maintenance of liquidity. The
                     Portfolio invests in high quality, short-term municipal
                     obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                     Liquidity is managed with daily and weekly variable-rate
  [WILLIAMSON        demand notes.
     PHOTO]
                        Through a combination of short-term cash management
                     vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively
MARK. H. WILLIAMSON  short maturity structure to take advantage of any sudden rise in market yields.

                        The Portfolio continued to hold the highest
                     credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                        The table below summarizes important Portfolio data as
                     of fiscal year-end.

                     ===============================     ===============================
                     YIELD                               WEIGHTED AVERAGE MATURITY

                     7-DAY SEC YIELD*  MONTHLY YIELD*       RANGE     END OF FISCAL YEAR

                           1.64%          1.47%           25-42 Days       30 Days

                     ===============================     ===============================

                     ===================================================================
                     NET ASSETS AT CLOSE OF FISCAL YEAR

                     $196.6 MILLION

                     *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.
                     ===================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

                                                 TAX-FREE CASH RESERVE PORTFOLIO


   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                               /s/ MARK H. WILLIAMSON

Robert H. Graham                                                   Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                 Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

====================================
 PORTFOLIO COMPOSITION BY MATURITY         The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
IN DAYS, AS OF 3/31/05                     Company Act of 1940.
1-7                            78.6%
8-14                            0.9
15-60                           4.8
61-120                          7.3
121-180                         3.1
181-240                         3.7        The unmanaged Standard & Poor's Composite Index of 500 Stocks (the
241+                            1.6        S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to estimate     year before expenses, which is not the
                                             the expenses that you paid over the           Fund's actual return. The hypothetical
As a shareholder of the Fund, you incur      period. Simply divide your account value      account values and expenses may not be
ongoing costs, including management fees     by $1,000 (for example, an $8,600 account     used to estimate the actual ending
and other Fund expenses. This example is     value divided by $1,000 = 8.6), then          account balance or expenses you paid for
intended to help you understand your         multiply the result by the number in the      the period. You may use this information
ongoing costs (in dollars) of investing      table under the heading entitled "Actual      to compare the ongoing costs of investing
in the Fund and to compare these costs       Expenses Paid During Period" to estimate      in the Fund and other funds. To do so,
with ongoing costs of investing in other     the expenses you paid on your account         compare this 5% hypothetical example with
mutual funds. The example is based on an     during this period.                           the 5% hypothetical examples that appear
investment of $1,000 invested at the                                                       in the shareholder reports of the other
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON           funds.
entire period October 1, 2004, through       PURPOSES
March 31, 2005.                                                                               Please note that the expenses shown in
                                             The table below also provides information     the table are meant to highlight your
ACTUAL EXPENSES                              about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
The table below provides information         actual expense ratio and an assumed rate      comparing ongoing costs only, and will
about actual account values and actual       of return of 5% per                           not help you determine the relative total
expenses. You may use the information in                                                   costs of owning different funds.
this table, together

====================================================================================================================================

                                                      ACTUAL                                       HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

  SHARE      BEGINNING ACCOUNT        ENDING ACCOUNT            EXPENSES                 ENDING ACCOUNT          EXPENSES
  CLASS           VALUE                   VALUE                PAID DURING                   VALUE              PAID DURING
 Private        (10/1/04)             (3/31/05)(1)              PERIOD(2)                  (3/31/05)             PERIOD(2)
Investment      $1,000.00               $1,006.50                 $2.35                    $1,022.59               $2.37

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.65% for Private Investment Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.47% for Private Investment Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.01        0.02        0.04
=========================================================================================================================
Less distributions from net investment income                    (0.01)         (0.01)      (0.01)      (0.02)      (0.04)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.99%          0.59%       0.97%       1.91%       3.69%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $196,617       $150,399    $227,832    $179,095    $141,946
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.47%(b)       0.47%       0.47%       0.47%       0.45%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.77%(b)       0.77%       0.77%       0.78%       0.79%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              0.99%(b)       0.58%       0.95%       1.76%       3.60%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $179,347,860.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM.

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

AIMinvestments.com                 TFIT-AR-2             Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                   Reserve Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
   [1980-2005 25TH                                       [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

    [GRAHAM         This is the annual report on the performance of the Reserve
     PHOTO]         Class of the Tax-Free Cash Reserve Portfolio of Tax-Free
                    Investments Trust, a money market fund investing in
                    short-term municipal bonds of the highest credit ratings.
                    The report is for the fiscal year ended March 31, 2005.
 ROBERT H. GRAHAM
                       Tax-Free Cash Reserve Portfolio seeks to provide as high
                    a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate
  [WILLIAMSON       demand notes.
    PHOTO]
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short
MARK H. WILLIAMSON  maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                       Below, you will find a table summarizing the Portfolio's
                    return during the reporting period along with weighted average maturity and net asset value:

                    =================================      ===============================
                    YIELD                                  WEIGHTED AVERAGE MATURITY

                    7 DAY SEC YIELD*   MONTHLY YIELD*         RANGE     END OF FISCAL YEAR

                    1.02%              0.85%               25-42 Days        30 Days
                    =================================      ===============================

                    ======================================================================
                    NET ASSETS AT CLOSE OF FISCAL YEAR

                    $9.3 MILLION

                    *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.
                    ======================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.


   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                   /s/ MARK H. WILLIAMSON

Robert H. Graham                                                       Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                     Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY    The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
IN DAYS, AS OF 3/31/05                Company Act of 1940.
1-7                         78.6%
8-14                         0.9
15-60                        4.8
61-120                       7.3
121-180                      3.1
181-240                      3.7      The unmanaged Standard & Poor's Composite Index of 500 Stocks (the
241+                         1.6      S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
===================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                    expenses that you paid over the period.    and expenses may not be used to estimate
                                           Simply divide your account value by        the actual ending account balance or
As a shareholder of the Fund, you incur    $1,000 (for example, an $8,600 account     expenses you paid for the period. You may
ongoing costs, including management fees   value divided by $1,000 = 8.6), then       use this information to compare the
and other Fund expenses. This example is   multiply the result by the number in the   ongoing costs of investing in the Fund
intended to help you understand your       table under the heading entitled "Actual   and other funds. To do so, compare this
ongoing costs (in dollars) of investing    Expenses Paid During Period" to estimate   5% hypothetical example with the 5%
in the Fund and to compare these costs     the expenses you paid on your account      hypothetical examples that appear in the
with ongoing costs of investing in other   during this period.                        shareholder reports of the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the       HYPOTHETICAL EXAMPLE FOR COMPARISON           Please note that the expenses shown
beginning of the period and held for the   PURPOSES                                   in the table are meant to highlight your
entire period October 1, 2004, through                                                ongoing costs only. Therefore, the
March 31, 2005.                            The table below also provides information  hypothetical information is useful in
                                           about hypothetical account values and      comparing ongoing costs only, and will
ACTUAL EXPENSES                            hypothetical expenses based on the Fund's  not help you determine the relative total
                                           actual expense ratio and an assumed rate   costs of owning different funds.
The table below provides information       of return of 5% per year before expenses,
about actual account values and actual     which is not the Fund's actual return.
expenses. You may use the information in   The hypothetical account values
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                           ACTUAL                                     HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT            EXPENSES
    SHARE              VALUE                    VALUE                 PAID DURING            VALUE               PAID DURING
    CLASS            (10/01/04)              (3/31/05)(1)               PERIOD(2)          (3/31/05)              PERIOD(2)
   Reserve            $1,000.00               $1,003.30                  $5.44             $1,019.50                $5.49

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.33% for Reserve Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (1.09% for Reserve Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  RESERVE CLASS
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.004         0.001      0.004       0.01       0.03
====================================================================================================================
Less distributions from net investment income                  (0.004)       (0.001)    (0.004)     (0.01)     (0.03)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  0.38%         0.08%      0.39%      1.35%      3.12%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 9,308       $14,030    $12,653    $18,200    $15,871
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.07%(b)      0.98%      1.05%      1.02%      1.00%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(b)      1.27%      1.27%      1.28%      1.29%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             0.39%(b)      0.07%      0.37%      1.21%      3.05%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $10,302,991.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms NQ may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--


                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com                  TFIT-AR-4            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                  Resource Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                                  March 31, 2005
                                                                   Annual Report


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
   [1980-2005 25TH                                       [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   --REGISTERED TRADEMARK--

TAX-FREE CASH RESERVE PORTFOLIO



                    DEAR SHAREHOLDER:

[GRAHAM             This is the annual report on the performance of the Resource
 PHOTO]             Class of the Tax-Free Cash Reserve Portfolio of Tax-Free
                    Investments Trust, a money market fund investing in
                    short-term municipal bonds of the highest credit ratings.
                    The report is for the fiscal year ended March 31, 2005.
ROBERT H. GRAHAM
                       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate
[WILLIAMSON         demand notes.
   PHOTO]
                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short
MARK H. WILLIAMSON  maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch Ratings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                       The table below summarizes important Portfolio data as of
                    fiscal year-end.


                    =================================      ===============================
                    YIELD                                  WEIGHTED AVERAGE MATURITY

                    7 DAY SEC YIELD*   MONTHLY YIELD*         RANGE     END OF FISCAL YEAR

                    1.73%              1.56%               25-42 Days        30 Days
                    =================================      ===============================

                    ======================================================================
                    NET ASSETS AT CLOSE OF FISCAL YEAR

                    $289.6 MILLION

                    *The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.
                    ======================================================================

YOUR INVESTMENT PORTFOLIO

Economic activity expanded at a moderate pace throughout the fiscal year, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

   o Gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.4% during 2004.

   o The S&P 500--Registered Trademark-- Index returned 6.69% during the fiscal year.

   o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the March Beige Book.

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate seven times in 0.25% increments during the reporting period, bringing the rate to 2.75% on March 22, 2005. (The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another.) Despite the increases, the Fed said monetary policy remained accommodative.

                                                 TAX-FREE CASH RESERVE PORTFOLIO


   These rate increases helped boost yields on short-term investments such as money market funds. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate. Management made no changes to strategy as a result of federal funds target rate increases.

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                   /s/ MARK H. WILLIAMSON

Robert H. Graham                                                       Mark H. Williamson
Vice Chair & President, Tax-Free Investments Trust                     Chairman & President, A I M Advisors, Inc.

May 20, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


====================================
 PORTFOLIO COMPOSITION BY MATURITY       The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the
                                         Investment Company Act of 1940.

IN DAYS, AS OF 3/31/05
1-7                            78.6%
8-14                            0.9
15-60                           4.8
61-120                          7.3
121-180                         3.1
181-240                         3.7      The unmanaged Standard & Poor's Composite Index of 500 Stocks
241+                            1.6      (the S&P 500 Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
====================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur     expenses that you paid over the period.     and expenses may not be used to estimate
ongoing costs, including management fees    Simply divide your account value by         the actual ending account balance or
and other Fund expenses. This example is    $1,000 (for example, an $8,600 account      expenses you paid for the period. You may
intended to help you understand your        value divided by $1,000 = 8.6), then        use this information to compare the
ongoing costs (in dollars) of investing     multiply the result by the number in the    ongoing costs of investing in the Fund
in the Fund and to compare these costs      table under the heading entitled "Actual    and other funds. To do so, compare this
with ongoing costs of investing in other    Expenses Paid During Period" to estimate    5% hypothetical example with the 5%
mutual funds. The example is based on an    the expenses you paid on your account       hypothetical examples that appear in the
investment of $1,000 invested at the        during this period.                         shareholder reports of the other funds.
beginning of the period and held for the
entire period October 1, 2004, through      HYPOTHETICAL EXAMPLE FOR COMPARISON            Please note that the expenses shown in
March 31, 2005.                             PURPOSES                                    the table are meant to highlight your
                                                                                        ongoing costs only. Therefore, the
ACTUAL EXPENSES                             The table below also provides information   hypothetical information is useful in
                                            about hypothetical account values and       comparing ongoing costs only, and will
The table below provides information        hypothetical expenses based on the Fund's   not help you determine the relative total
about actual account values and actual      actual expense ratio and an assumed rate    costs of owning different funds.
expenses. You may use the information in    of return of 5% per year before expenses,
this table, together with the amount you    which is not the Fund's actual return.
invested, to estimate the                   The hypothetical account values

====================================================================================================================================

                                                           ACTUAL                                     HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)


                   BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT            EXPENSES
    SHARE                VALUE                  VALUE                 PAID DURING            VALUE                PAID DURING
    CLASS             (10/01/04)             (3/31/05)(1)              PERIOD(2)           (3/31/05)               PERIOD(2)
   Resource            $1,000.00              $1,006.90                  $1.90             $1,023.04                 $1.92

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004, to March 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual total cumulative return at net asset value for the period October
1, 2004, to March 31, 2005, was 0.69% for Resource Class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.38% for Resource Class shares) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

====================================================================================================================================

SCHEDULE OF INVESTMENTS

March 31, 2005


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MUNICIPAL NOTES-99.22%

ALABAMA-1.68%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  D RB
  5.25%, 08/01/05                               AA      Aa3    $ 1,425   $    1,440,302
---------------------------------------------------------------------------------------
Birmingham (City of) Public Educational
  Building Authority Student Housing (CHF UAB
  II LLC); VRD Series 2005 A RB (LOC-Regions
  Bank Alabama)
  2.30%, 07/01/37(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  2.40%, 05/01/07(b)(c)                         --    VMIG-1     1,725        1,725,000
---------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank)
  2.36%, 06/01/16(b)(c)                         --    VMIG-1     1,770        1,770,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2002-6009 Class A COP (Acquired 11/05/02;
  Cost $4,100,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board); VRD Series
  2003-0007 Class A COP (Acquired 04/16/03;
  Cost $7,370,000)
  2.32%, 01/01/43(c)(d)(e)                     A-1+     --       7,370        7,370,000
---------------------------------------------------------------------------------------
Elmore (County of) Ridge Improvement
  District; Special Assessment VRD Series
  2000 RB (LOC-AmSouth Bank)
  2.30%, 10/01/25(b)(c)                         --    VMIG-1    13,335       13,335,000
---------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 2000 RB (LOC-AmSouth
  Bank)
  2.38%, 11/01/24(b)(c)                         A-1     --       7,255        7,255,000
---------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
  Board (Infirmary Health); VRD Series 1998 B
  RB
  2.30%, 02/01/25(c)(f)                         A-1   VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 IDR (LOC-SunTrust
  Bank)
  2.30%, 01/01/07(b)(c)                         --      Aa2    $   430   $      430,000
---------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC- Branch Banking & Trust
  Co.)
  2.30%, 07/01/15(b)(c)                         --    VMIG-1     5,180        5,180,000
---------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  2.40%, 10/01/23(b)(c)                         --    VMIG-1     2,519        2,519,000
=======================================================================================
                                                                             56,124,302
=======================================================================================

ALASKA-0.04%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                      A-1     --       1,340        1,340,000
=======================================================================================

ARIZONA-0.83%

Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.);
  Floating Rate Series 1983 A IDR (LOC-Credit
  Suisse First Boston)
  2.35%, 12/15/18(b)(c)                         A-1   VMIG-1     8,225        8,225,000
---------------------------------------------------------------------------------------
Apache (County of) Industrial Development
  Authority (Tucson Electric Power Co.-
  SpringerValley); VRD Series 1985 IDR
  (LOC-Credit Suisse First Boston)
  2.35%, 12/01/20(b)(c)                         A-1   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments
  Projects); Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP- Federal
  National Mortgage Association)
  2.33%, 06/15/31(c)                            --    VMIG-1     2,010        2,010,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  2.33%, 06/15/31(c)                            --    VMIG-1   $ 1,550   $    1,550,000
---------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
  5.38%, 07/01/05(g)(i)                         AAA     Aaa      1,000        1,018,554
---------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP- Federal
  Home Loan Bank of San Francisco)
  2.34%, 10/01/25(c)                           A-1+     --       5,825        5,825,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); VRD Series
  2004 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 04/01/38(b)(c)                         --    VMIG-1     6,000        6,000,000
---------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Credit Suisse First Boston)
  2.32%, 10/01/22(b)(c)                         A-1   VMIG-1     2,000        2,000,000
=======================================================================================
                                                                             27,628,554
=======================================================================================

ARKANSAS-0.07%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/08(b)(c)(j)                      --      --       2,500        2,500,000
=======================================================================================

CALIFORNIA-0.91%

California (State of) Economic Recovery; VRD
  Series 2004 C-6 RB (LOC-Citibank N.A.)
  2.28%, 07/01/23(b)(k)                        A-1+   VMIG-1    29,050       29,050,000
---------------------------------------------------------------------------------------
San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 COP
  (LOC-Comerica Bank)
  2.38%, 01/01/23(b)(c)(j)                      --      --       1,410        1,410,000
=======================================================================================
                                                                             30,460,000
=======================================================================================

COLORADO-3.26%

Adams & Weld (Counties of) School District
  No. 27J Brighton; Unlimited Tax Series 2004
  GO
  2.50%, 12/01/05(f)                            AAA     Aaa      1,950        1,955,505
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2004 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 01/01/34(b)(c)                        A-1+     --     $ 4,950   $    4,950,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  2.28%, 12/01/33(b)(c)                        A-1+     --       5,415        5,415,000
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); VRD Series 2005
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/25(b)(c)                         --    VMIG-1     8,955        8,955,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); VRD
  Series 2004 A RB (LOC-Wells Fargo Bank
  N.A.)
  2.35%, 04/01/24(b)(c)                        A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Collinwood); Refunding
  VRD Series 2004 B RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       4,230        4,230,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers);
  Refunding VRD Series 2004 A RB (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 08/01/34(b)(c)                         A-1     --       5,270        5,270,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Bethesda Living Centers
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 08/15/30(b)(c)                         A-1     --       9,855        9,855,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Catholic Health Initiatives);
  VRD Series 2000 B RB
  2.30%, 12/01/20(c)                           A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 01/01/31(b)(c)                        A-1+     --       3,400        3,400,000
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 12/01/20(b)(c)                        A-1+     --       3,580        3,580,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  2.32%, 07/01/32(b)(c)                        A-1+     --     $ 4,210   $    4,210,000
---------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 03/15/23(b)(c)                        A-1+     --       3,615        3,615,000
---------------------------------------------------------------------------------------
Concord (Metropolitan District of); Refunding
  & Improvement Unlimited Tax Series 2004 GO
  (LOC-Wells Fargo Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,585        1,585,000
---------------------------------------------------------------------------------------
Crystal Valley (Metropolitan) District No. 1;
  VRD Series 2004 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 10/01/34(b)(c)                        A-1+     --       2,795        2,795,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
  Refunding Multi-Family Housing Revenue VRD
  Series 1989 A RB (CEP- Federal Home Loan
  Mortgage Corp.) (Acquired 12/28/04; Cost
  $1,000,000)
  2.30%, 04/15/14(c)(e)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project); VRD Series 2000 RB (LOC-
  Mountain States Bank, U.S. Bank N.A.)
  2.32%, 10/01/29(b)(c)                        A-1+     --       1,740        1,740,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
  Refunding VRD Series 2003 C2 COP
  2.30%, 12/01/29(c)(f)                        A-1+   VMIG-1     2,245        2,245,000
---------------------------------------------------------------------------------------
Denver (City & County of) (Colorado
  Convention Center Project); Excise Tax VRD
  Series 2001 B RB
  2.30%, 09/01/25(c)(f)                        A-1+   VMIG-1     2,905        2,905,000
---------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding VRD Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05(b)(g)(h)                     A-1+     --         940          940,000
---------------------------------------------------------------------------------------
Jefferson (County of) School District No.
  R-001; Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1    30,000       30,109,955
---------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Refunding Unlimited Tax Series
  2004 GO (LOC-U.S. Bank N.A.)
  2.25%, 12/01/05(b)(g)(l)                     A-1+     --       1,200        1,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Kipling Ridge (Metropolitan) District; VRD
  Unlimited Tax Series 2005 GO (LOC-U.S. Bank
  N.A.)
  2.32%, 12/01/23(b)(c)                        A-1+     --     $ 3,725   $    3,725,000
---------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No. 2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  2.32%, 12/01/22(b)(c)                        A-1+     --       1,000        1,000,000
---------------------------------------------------------------------------------------
Westminster (City of) Water & Wastewater
  Utility Enterprise; VRD Series 2002 RB
  2.32%, 12/01/22(c)(f)                        A-1+   VMIG-1     1,415        1,415,000
=======================================================================================
                                                                            109,295,460
=======================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Floating
  Rate Series 1985 PCR (LOC-Royal Bank of
  Scotland)
  2.05%, 12/01/15(b)(m)                        A-1+     --       1,400        1,400,000
=======================================================================================

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Independent School Inc.
  Project); VRD Series 2003 RB (LOC-Royal
  Bank of Scotland)
  2.28%, 07/01/33(b)(c)                        A-1+     --       8,250        8,250,000
=======================================================================================

DISTRICT OF COLUMBIA-1.86%

District of Columbia (American Library
  Association); VRD Series 2005 RB (LOC-Bank
  of America, N.A.)
  2.32%, 02/01/35(b)(c)                         --    VMIG-1     3,175        3,175,000
---------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); VRD Series 2003 RB (LOC-Bank
  of America, N.A.)
  2.35%, 03/01/28(b)(c)                        A-1+     --         970          970,000
---------------------------------------------------------------------------------------
District of Columbia (Consortium Issue); VRD
  Series 1998 RB (LOC-Wachovia Bank, N.A.)
  2.29%, 07/01/23(b)(c)                         A-1     --      15,755       15,755,000
---------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.35%, 08/01/29(b)(c)                         A-1     --       2,015        2,015,000
---------------------------------------------------------------------------------------
District of Columbia (The John F. Kennedy
  Center for the Performing Arts); VRD
  Series 1999 RB
  2.26%, 10/01/29(c)(f)                        A-1+   VMIG-1    19,820       19,820,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia Pooled Loan Program
  (American Council on Education); VRD Series
  1998 A RB (LOC-Bank of America, N.A.)
  (Acquired 01/06/08; Cost $10,000,000)
  2.30%, 01/01/29(b)(c)(e)                     A-1+     --     $10,000   $   10,000,000
---------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.30%, 06/01/05(f)                            AAA     Aaa      6,000        6,032,755
---------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
  & Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,640,000)
  2.35%, 10/01/17(c)(d)(e)                      --    VMIG-1     4,640        4,640,000
=======================================================================================
                                                                             62,407,755
=======================================================================================

FLORIDA-3.99%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs. (Acquired 10/24/02;
  Cost $5,000,000)
  2.31%, 10/01/10(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Alachua (County of) Health Facilities
  Authority (Shands Teaching Hospital and
  Clinics Inc.); VRD Series 2002 A RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/12(b)(k)                         --    VMIG-1    10,485       10,485,000
---------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
  Projects Loan Program); VRD Series 1997 A
  RB
  2.31%, 08/01/17(c)(f)                        A-1+     --         800          800,000
---------------------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Health Clinic); VRD
  Hospital Series 2003 C-2 BAN (LOC- JPMorgan
  Chase Bank)
  2.11%, 05/11/05(b)(g)(l)                     A-1+   VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); VRD Series 2001 RB (LOC-
  Bank of America, N.A.)
  2.35%, 12/01/26(b)(c)(j)                      --      --       2,800        2,800,000
---------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Dolphin's Stadium Project); VRD
  Series 1985 D RB (LOC-Societe Generale)
  2.26%, 01/01/16(b)(c)                        A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Housing Finance Agency
  (Huntington Place Apartments LP); VRD
  Multifamily Housing Series 1985 GGG RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/01/13(c)                           A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
Jacksonville (City of) (Baptist Medical
  Center); Commercial Paper Series 2004 RB
  (LOC-Bank of America, N.A.)
  1.93%, 07/27/05(b)                           A-1+     --      18,000       18,000,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  2.35%, 12/01/23(b)(c)(e)(j)                   --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC- Bank of America, N.A.)
  2.35%, 06/01/22(b)(c)                         --    VMIG-1    12,140       12,140,000
---------------------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Hope of Southwest Florida Inc.
  Project); Refunding & Improvement VRD
  Series 2004 RB (LOC-SunTrust Bank)
  2.29%, 10/01/23(b)(j)(k)                      --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/25(b)(c)(j)                      --      --       9,200        9,200,000
---------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/19(b)(c)(j)                      --      --       3,100        3,100,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Florida Department of
  Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  (Acquired 11/13/02; Cost $9,850,000)
  2.32%, 07/01/22(c)(d)(e)                      A-1     --       9,850        9,850,000
---------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America, N.A.)
  2.35%, 08/01/19(b)(c)(j)                      --      --       1,750        1,750,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); VRD Series 1992 RB (LOC-SunTrust
  Bank)
  2.30%, 11/15/14(b)(c)                        A-1+   VMIG-1   $ 9,950   $    9,950,000
---------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.)
  2.35%, 11/01/28(b)(c)(j)                      --      --       7,970        7,970,000
---------------------------------------------------------------------------------------
Orlando & Orange (Counties of) Expressway
  Authority; VRD Sub Series 2005 A-3 RB
  2.28%, 07/01/40(c)(f)                        A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/31(b)(c)(j)                      --      --       2,700        2,700,000
---------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.);
  VRD Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.35%, 08/01/20(b)(c)(j)                      --      --       7,250        7,250,000
---------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America, N.A.)
  2.35%, 07/01/22(b)(c)(j)                      --      --       5,080        5,080,000
---------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
  (Parking System); VRD Series 1998 RB
  (LOC-Wachovia Bank, N.A.)
  2.30%, 05/01/28(b)(c)                         A-1     --         800          800,000
=======================================================================================
                                                                            133,475,000
=======================================================================================

GEORGIA-3.94%

ABN AMRO Munitops Ctfs. Trust (State of
  Georgia); Non-AMT VRD Series 2004-15 Ctfs.
  (Acquired 10/12/04; Cost $9,995,000)
  2.32%, 04/06/05(c)(d)(e)                      --    VMIG-1     9,995        9,995,000
---------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
  Tax Series 2003 GO
  3.00%, 11/01/05                               AA+     --         950          954,922
---------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); VRD Series 1994 A
  PCR
  2.30%, 01/01/19(c)(f)                        A-1+   VMIG-1    17,700       17,700,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

CDC Municipal Products, Inc. (Forsyth (County
  of) School District); VRD Unlimited Tax
  Series 2004-6 A GO (Acquired 10/20/04; Cost
  $3,000,000)
  2.32%, 02/01/18(c)(d)(e)                     A-1+     --     $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------
Clayton (County of) Development Authority
  (Delta Airlines Project); Special
  Facilities VRD Series 2000 A RB
  (CEP-General Electric Capital Corp.)
  2.32%, 06/01/29(c)                           A-1+   VMIG-1    12,000       12,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
  of Cobb County); VRD Series 2003 RB (LOC-
  Branch Banking & Trust Co.)
  2.27%, 12/01/25(b)(c)                         --    VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB (CEP- Federal
  Home Loan Mortgage Corp.)
  2.30%, 03/01/24(c)                           A-1+     --       4,820        4,820,000
---------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
  Medical Center Inc. Project); VRD Series
  2000 B RB (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/25(b)(c)                         --    VMIG-1    10,450       10,450,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  2.32%, 07/01/15(c)(d)(e)                     A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); VRD Series 1998
  RB (LOC-SunTrust Bank)
  2.43%, 06/01/17(b)(c)                        A-1+     --       1,800        1,800,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank, N.A.)
  2.34%, 06/01/15(b)(c)                         A-1     --       1,400        1,400,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Pace Academy Inc. Project); VRD Series
  1998 RB (LOC-Bank of America, N.A.)
  2.30%, 07/01/18(b)(c)(j)                      --      --       5,375        5,375,000
---------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Woodward Academy Inc. Project); VRD Series
  2002 RB (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     6,400        6,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Hospital Authority
  (Northside Hospital Inc.); VRD Series 2003
  A RAN (LOC-Wachovia Bank, N.A.)
  2.29%, 10/01/18(b)(c)                         --    VMIG-1   $28,080   $   28,080,000
---------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC- Wachovia Bank, N.A.)
  2.34%, 11/01/27(b)(c)                         --    VMIG-1     2,060        2,060,000
---------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); VRD Series 1994
  RB(LOC- Deutsche Bank A.G.)
  2.35%, 02/01/15(b)(c)                         A-1     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
  VRD Series 2003 A02 RB (Acquired 08/25/04;
  Cost $4,860,000)
  2.35%, 01/01/12(c)(d)(e)                      --    VMIG-1     4,860        4,860,000
=======================================================================================
                                                                            131,894,922
=======================================================================================

HAWAII-0.29%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01;
  Cost $6,000,000)
  2.32%, 12/01/16(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired
  02/27/03; Cost $3,880,000)
  2.35%, 07/01/18(c)(d)(e)                      --    VMIG-1     3,880        3,880,000
=======================================================================================
                                                                              9,880,000
=======================================================================================

IDAHO-0.36%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project); VRD
  Series 1983 RB
  1.55%, 04/01/05(g)(h)                        A-1+     Aa1     10,000       10,000,000
---------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  2.28%, 12/01/21(b)(c)                         --    VMIG-1     2,040        2,040,000
=======================================================================================
                                                                             12,040,000
=======================================================================================

ILLINOIS-14.93%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Multi-State Non-AMT VRD
  Limited Tax Series 2001-34 Ctfs. (Acquired
  11/15/01; Cost $10,000,000)
  2.33%, 07/01/07(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 A RB (Acquired 08/26/99; Cost
  $10,000,000)
  2.30%, 03/15/07(c)(d)(e)                      A-1     Aa2    $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 A
  RB (Acquired 05/06/02; Cost $10,130,00)
  2.30%, 06/05/14(c)(d)(e)                      A-1     --      10,130       10,130,000
---------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
  Tender Series 2004 GO (LOC-State Street
  Bank & Trust Co.)
  2.20%, 12/08/05(b)(g)(l)                     SP-1+   MIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
  Second Lien VRD Series 2004 RB
  2.28%, 11/01/31(c)(f)                        A-1+   VMIG-1    30,000       30,000,000
---------------------------------------------------------------------------------------
Cook (County of) (Catholic Theological Union
  Project); VRD Series 2005 RB (LOC-Bank of
  Montreal)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     4,000        4,000,000
---------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
  (J. Sterling Morton Township); School
  Limited Tax Series 2004 GO
  4.38%, 12/01/05(f)                            --      Aaa      5,000        5,074,796
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Unlimited Tax Series
  2002-1306 A COP (Acquired 05/02/02; Cost
  $5,500,000)
  2.32%, 01/01/29(c)(d)(e)                     A-1+     --       5,500        5,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 A COP (Acquired 05/14/03; Cost
  $2,800,000)
  2.32%, 12/01/14(c)(d)(e)                     A-1+     --       2,800        2,800,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  (Acquired 12/12/01; Cost $8,655,000)
  2.32%, 11/01/26(c)(d)(e)                     A-1+     --       8,655        8,655,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP (Acquired 04/02/01;
  Cost $4,950,000)
  2.43%, 01/01/35(c)(d)(e)                     A-1+     --       4,950        4,950,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP (Acquired 03/26/01;
  Cost $19,000,000)
  2.32%, 07/01/23(c)(d)(e)                     A-1+     --     $19,000   $   19,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP (Acquired
  06/27/00; Cost $7,340,000)
  2.32%, 06/01/21(c)(d)(e)                     A-1+     --       7,340        7,340,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  VRD Unlimited Tax Series 2003-0023 A COP
  (Acquired 06/12/03; Cost $3,775,000)
  2.32%, 06/01/15(c)(d)(e)                     A-1+     --       3,775        3,775,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.17%, 08/01/26(b)(c)                        A-1+     --       6,120        6,120,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (BAPS Inc. Project); VRD Series
  2002 RB (LOC-Comerica Bank)
  2.30%, 06/01/17(b)(c)                         A-1     --       8,385        8,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --       8,740        8,740,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); VRD Series 1999 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 09/24/03; Cost
  $4,100,000)
  2.30%, 01/01/19(b)(c)(e)                      A-1     --       4,100        4,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Educational Facilities VRD Series
  2002 RB (LOC-ABN AMRO Bank N.V.) (Acquired
  11/04/03; Cost $2,250,000)
  2.31%, 04/01/32(b)(c)(e)                      A-1     --       2,250        2,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Fenwick High School Project);
  VRD Series 1997 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/32(b)(c)                        A-1+     --       6,200        6,200,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Bank of
  Montreal)
  2.33%, 09/01/24(b)(c)                        A-1+     --     $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera of Chicago Project);
  VRD Series 1994 RB (LOC-Northern Trust Co.,
  Bank of Montreal, JPMorgan Chase Bank)
  2.30%, 12/01/28(b)(c)                        A-1+   VMIG-1    49,800       49,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     5,600        5,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (The Museum of Contemporary Art
  Project); VRD Series 1994 RB (LOC- JPMorgan
  Chase Bank, Northern Trust Co.)
  2.30%, 02/01/29(b)(c)                         A-1   VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-ABN AMRO
  Bank N.V.) (Acquired 01/29/03; Cost
  $2,975,000)
  2.30%, 07/01/41(b)(c)(e)                      A-1     --       2,975        2,975,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  2.30%, 07/01/33(b)(c)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.30%, 09/01/32(b)(c)                         --    VMIG-1     4,800        4,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Cultural
  Pooled Financing Series 1998 RB (LOC- Bank
  of America, N.A.)
  2.32%, 03/01/28(b)(c)                        A-1+     --       6,670        6,670,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  2.35%, 03/01/32(b)(c)                         --    VMIG-1   $ 3,300   $    3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Blackburn University); Cultural
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.)
  2.32%, 07/01/29(b)(c)                        A-1+     --       1,385        1,385,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum); VRD
  Series 1994 RB (LOC-JPMorgan Chase Bank)
  2.30%, 02/01/28(b)(c)                         A-1   VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); VRD
  Series 1999 RB (LOC-JPMorgan Chase Bank)
  2.30%, 01/01/29(b)(c)                        A-1+     --       2,825        2,825,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/29(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Illinois Institute of Technology); VRD
  Series 2004 RB (LOC-Bank of Montreal)
  2.30%, 12/01/24(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); VRD Series 2004 A RN (LOC-Bank
  of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       7,630        7,630,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Kohl
  Children's Museum); VRD Series 2004 RB
  (LOC-Fifth Third Bank)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     2,680        2,680,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); VRD Series 2005 RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 02/15/35(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Richard H. Driehaus Museum); VRD Series
  2005 RB (LOC- Northern Trust Co.)
  2.30%, 02/01/35(b)(c)                         --    VMIG-1     2,900        2,900,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  VRD Series 2004 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.31%, 11/01/24(b)(c)                         A-1     --     $ 2,100   $    2,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; VRD
  Series 2005 RAN (LOC-Bank of Montreal)
  2.30%, 06/30/05(b)(c)                        A-1+     --       3,300        3,300,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-JPMorgan Chase Bank)
  2.32%, 02/15/19(b)(c)                         A-1     --       1,100        1,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (OSF Healthcare System); VRD
  Series 2002 RB (LOC-Fifth Third Bank)
  2.27%, 11/15/27(b)(k)                        A-1+   VMIG-1     7,100        7,100,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministries); VRD
  Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 08/15/33(b)(c)                         A-1     --       9,845        9,845,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (St. Lukes Medical Center); VRD
  Series 1998 B RB
  2.28%, 11/15/23(c)(f)                        A-1+   VMIG-1     1,000        1,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Revolving Fund Pooled VRD Series
  1985 C RB (LOC- JPMorgan Chase Bank)
  2.30%, 08/01/15(b)(c)                        A-1+   VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  (Franciscan Eldercare Service); VRD Series
  2001 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --      10,800       10,800,000
---------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 A RB
  5.80%, 06/01/05(f)                            AAA     Aaa      3,300        3,321,356
---------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  2.25%, 01/01/16(c)(f)                         --    VMIG-1    15,900       15,900,000
---------------------------------------------------------------------------------------
  2.25%, 01/01/17(c)(f)                         --    VMIG-1     4,600        4,600,000
---------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); VRD Multi-Family Housing Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.31%, 12/15/30(c)                           A-1+     --      14,855       14,855,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Macon (County of) (Millikin University); VRD
  Series 1999 RB
  2.30%, 10/01/28(c)(f)                        A-1+     --     $ 4,500   $    4,500,000
---------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  2.32%, 12/01/21(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/14(b)(c)                         A-1     --       2,470        2,470,000
---------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  VRD Series 2004 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 11/15/33(b)(c)                        A-1+   VMIG-1    13,900       13,900,000
---------------------------------------------------------------------------------------
Rochelle (City of) Hospital Facility
  (Rochelle Community Hospital Project); VRD
  Series 2004 RB (LOC-JPMorgan Chase Bank.)
  2.30%, 08/01/34(b)(c)                         --    VMIG-1     5,200        5,200,000
---------------------------------------------------------------------------------------
Rockford (City of) (Wesley Willows); VRD
  Series 2002 RB (LOC-M&I Marshall & Isley
  Bank)
  2.31%, 04/01/32(b)(k)                         A-1     --       9,000        9,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18
  RB (Acquired 02/19/03; Cost $3,150,000)
  2.35%, 05/01/20(c)(d)(e)                      --    VMIG-1     3,150        3,150,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
  Education); VRD Unlimited Tax Series 2000
  A4 GO (Acquired 11/12/03; Cost $4,845,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     4,845        4,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
  Telephone System); VRD Limited Tax Series
  2002 A44 GO (Acquired 08/02/02; Cost
  $7,845,000)
  2.35%, 01/01/20(c)(d)(e)                      --    VMIG-1     7,845        7,845,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago); VRD
  Limited Tax Series 2000 A12 GO (Acquired
  10/13/00; Cost $10,000,000)
  2.35%, 01/01/23(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Series 2001
  A93 RB (Acquired 10/10/01; Cost $3,665,000)
  2.35%, 07/01/27(c)(d)(e)                      --    VMIG-1     3,665        3,665,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (Cook County Regional
  Transportation Authority); VRD Unlimited
  Tax Series 2002 A41 GO (Acquired 07/25/02;
  Cost $17,775,000)
  2.35%, 06/01/17(c)(d)(e)                      --    VMIG-1   $17,775   $   17,775,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
  Tax Series 2003 B11 GO (Acquired 01/29/03;
  Cost $6,995,000)
  2.35%, 11/15/25(c)(d)(e)                      --    VMIG-1     6,995        6,995,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); VRD Series 2001 A69 RB
  (Acquired 11/09/04; Cost $11,770,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1    11,770       11,770,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Illinois); VRD
  Unlimited Tax Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,905,000)
  2.35%, 11/01/26(c)(d)(e)                      A-1     --       7,905        7,905,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  VRD Series 2000 S GO (Acquired 03/20/00;
  Cost $7,400,000)
  2.35%, 04/01/30(c)(d)(e)                      --    VMIG-1     7,400        7,400,000
=======================================================================================
                                                                            499,851,152
=======================================================================================

INDIANA-3.26%

ABN AMRO Munitops Ctfs. Trust (Township of
  Wayne, County of Marion School Building
  Corp.); Multi-State Non-AMT VRD Series
  2003-27 RB (Acquired 11/12/03; Cost
  $13,795,000)
  2.33%, 07/15/11(c)(d)(e)                      --    VMIG-1    13,795       13,795,000
---------------------------------------------------------------------------------------
CDC Municipal Products, Inc. (Indiana State
  of Transportation Finance Authority);
  Highway VRD Series 2004-5 A RB (Acquired
  10/21/04; Cost $2,000,000)
  2.32%, 12/01/18(c)(d)(e)                     A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Advance Funding
  Program Series 2005 A RN
  3.25%, 01/26/06                              SP-1+   MIG-1    20,000       20,152,637
---------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Indiana Wesleyan University
  Project); Educational Facilities VRD Series
  1998 A RB (LOC-JPMorgan Chase Bank)
  2.30%, 06/01/28(b)(c)                        A-1+     --       9,600        9,600,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Educational Facilities
  Authority (Wabash College Project);
  Educational Facilities Series 2003 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 12/01/23(b)(c)                         --    VMIG-1   $ 5,870   $    5,870,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); VRD Hospital Series 2000 A RB
  (LOC-Bank of America, N.A.)
  2.30%, 07/01/28(b)(c)                        A-1+     --       3,892        3,892,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Deaconess Hospital
  Inc.); Hospital VRD Series 1992 ACES RB
  (LOC-Fifth Third Bank)
  2.30%, 01/01/22(b)(c)                        A-1+     --      11,920       11,920,000
---------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); VRD Series 2002 A RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 06/01/25(b)(c)                        A-1+     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
  Joseph's Hospital Center); Refunding
  Hospital Series 1993 RB
  6.35%, 08/15/05(g)(i)                         AAA     Aaa      3,000        3,050,845
---------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indianapolis Power & Light Co.); Refunding
  VRD Series 1995 B PCR
  2.30%, 01/01/23(c)(f)                         --    VMIG-1    23,000       23,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,410,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,410        9,410,000
=======================================================================================
                                                                            109,190,482
=======================================================================================

IOWA-1.20%

Iowa (State of) Finance Authority
  (Morningside College Project); Private
  College Facility VRD Series 2002 RB (LOC-
  U.S. Bank N.A.)
  2.35%, 10/01/32(b)(c)                        A-1+     --       2,320        2,320,000
---------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community);
  VRD Series 2003 A RB (LOC-ABN AMRO Bank
  N.V.)
  2.30%, 12/01/33(b)(c)                         A-1     --      15,000       15,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America, N.A.)
  2.35%, 02/01/33(b)(c)                         --    VMIG-1   $ 2,000   $    2,000,000
---------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 A Wts.
  Ctfs.
  3.00%, 06/30/05(f)                            --     MIG-1    10,000       10,034,200
---------------------------------------------------------------------------------------
Iowa (State of); School Cash Anticipation
  Program Series 2005 B RN
  3.50%, 01/27/06(f)                            --     MIG-1    10,700       10,805,204
=======================================================================================
                                                                             40,159,404
=======================================================================================

KANSAS-1.27%

Eagle Tax Exempt Trust (County of Wyandotte
  Unified Government Utility System); VRD
  Series 2004-0038 A COP (Acquired 09/08/04;
  Cost $5,000,000)
  2.32%, 09/01/21(c)(d)(e)                     A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Deaconess Long Term Care);
  Health Facilities VRD Series 2000 C RB
  (LOC-ABN AMRO Bank N.V.)
  2.29%, 05/15/30(b)(c)                         --    VMIG-1     4,380        4,380,000
---------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
  Notes Series 2004-2 GO
  3.00%, 10/01/05                               --     MIG-1    14,000       14,091,450
---------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc.); VRD Series 2002 B
  RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 05/15/32(b)(c)                         A-1     --       7,500        7,500,000
---------------------------------------------------------------------------------------
Olathe (City of) Health Facilities (Cedar
  Lake Village Inc. Project); VRD Series 2004
  RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America,
  N.A.)
  2.35%, 11/01/18(b)(c)                         --    VMIG-1     3,100        3,100,000
---------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America, N.A.) (Acquired
  02/15/01; Cost $3,500,000)
  2.35%, 08/01/09(b)(c)(e)                     A-1+     --       3,500        3,500,000
=======================================================================================
                                                                             42,571,450
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

KENTUCKY-1.20%

Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB (LOC-Wachovia Bank, N.A.)
  2.39%, 06/01/33(b)(c)                         A-1     --     $ 5,660   $    5,660,000
---------------------------------------------------------------------------------------
Kentucky (State of) Asset/Liability
  Commission; General Funding Series 2004 A
  TRAN
  3.00%, 06/29/05                              SP-1+   MIG-1    15,000       15,052,221
---------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Lease Program VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  2.19%, 04/01/32(b)(c)                         --    VMIG-1    19,600       19,600,000
=======================================================================================
                                                                             40,312,221
=======================================================================================

LOUISIANA-0.88%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP (Acquired
  10/10/00; Cost $6,000,000)
  2.32%, 12/01/21(c)(d)(e)                     A-1+     --       6,000        6,000,000
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,270,000)
  2.40%, 08/01/16(b)(c)(e)                      --    VMIG-1     3,270        3,270,000
---------------------------------------------------------------------------------------
Louisiana (State of) Regional Transit
  Authority; Lease Series 1998 Long Fund RB
  6.13%, 05/01/05(g)(i)                         AAA     Aaa      1,800        1,807,860
---------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1995 A GO
  6.00%, 05/15/05(g)(i)                         AAA     Aaa      5,890        6,036,193
---------------------------------------------------------------------------------------
  Series 1998 B GO
  5.50%, 04/15/05(f)                            AAA     Aaa      1,775        1,777,874
---------------------------------------------------------------------------------------
  Series 2003 A GO
  6.00%, 05/01/05(o)                            AAA     Aaa     10,665       10,701,707
=======================================================================================
                                                                             29,593,634
=======================================================================================

MAINE-0.20%

JPMorgan PUTTERs (State of Maine Turnpike
  Authority); VRD Turnpike Series 2004 546 RB
  (Acquired 10/28/04; Cost $1,800,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,800        1,800,000
---------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 2003 E-1 RB
  2.26%, 11/15/30(c)(f)                        A-1+   VMIG-1     4,785        4,785,000
=======================================================================================
                                                                              6,585,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------


MARYLAND-0.55%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust Co.)
  2.31%, 01/01/27(b)(c)                         A-1     --     $ 6,000   $    6,000,000
---------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); VRD Series
  2001 RB (LOC-Branch Banking & Trust Co.)
  2.27%, 02/01/28(b)(c)                         --      Aa3      4,785        4,785,000
---------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC- Branch
  Banking & Trust Co.)
  2.27%, 04/01/28(b)(c)                         --    VMIG-1     3,800        3,800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of Maryland Health & Higher
  Educational Facilities Authority); VRD
  Floating Rate Trust Ctfs. Series 2003-829
  RB (Acquired 06/19/03; Cost $3,800,000)
  2.32%, 08/15/38(c)(d)(e)                      --    VMIG-1     3,800        3,800,000
=======================================================================================
                                                                             18,385,000
=======================================================================================

MASSACHUSETTS-0.65%

Massachusetts (State of) Health & Educational
  Facilities Authority (Fairview Extended
  Care Services Inc.); Refunding VRD Series
  1997 B RB (LOC-Bank of America, N.A.)
  2.29%, 01/01/21(b)(c)                         --    VMIG-1    21,620       21,620,000
=======================================================================================

MICHIGAN-4.91%

Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Health Care System VRD Series 1988 A RB
  1.80%, 05/02/05(f)(g)(h)                     A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); VRD
  Limited Tax Series 1998 IDR (LOC- Comerica
  Bank)
  2.33%, 10/01/23(b)(c)(p)                      --      --       8,600        8,600,000
---------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); VRD Unlimited Tax Series
  2002-6014 A GO (Acquired 11/06/02; Cost
  $7,105,000)
  2.32%, 05/01/32(c)(d)(e)                     A-1+     --       7,105        7,105,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kalamazoo (County of) Economic Development
  Corp. (Heritage Community Project);
  Refunding VRD Limited Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.28%, 05/15/17(b)(c)                        A-1+     --     $ 5,405   $    5,405,000
---------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Refunding Unlimited Tax Series
  1994 GO
  7.00%, 05/01/05(g)(i)                         AAA     Aaa     13,170       13,357,320
---------------------------------------------------------------------------------------
Michigan (State of) Higher Educational
  Facilities Authority (Hope College);
  Refunding VRD Limited Tax Series 2004 GO
  (LOC-JPMorgan Chase Bank)
  2.31%, 04/01/34(b)(c)                         A-1     --       1,900        1,900,000
---------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Holland Community Hospital); VRD
  Series 2004 B RB (LOC-JPMorgan Chase Bank)
  2.29%, 01/01/34(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2004 B-2 RN (LOC-JPMorgan Chase
  Bank)
  3.00%, 08/23/05(b)                           SP-1+    --      15,000       15,083,289
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); VRD Limited
  Tax Series 1997 RB (LOC-ABN AMRO Bank N.V.)
  2.30%, 11/01/27(b)(c)                         A-1     --      16,200       16,200,000
---------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Washtenaw
  Christian Project); VRD Limited Tax Series
  2003 RB (LOC-ABN AMRO Bank N.V.)
  2.29%, 11/01/33(b)(c)                         A-1     --       1,500        1,500,000
---------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series
  2004 A GO
  3.50%, 09/30/05                              SP-1+   MIG-1    40,000       40,283,819
---------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB (LOC-
  JPMorgan Chase Bank)
  2.30%, 08/01/21(b)(c)                         --    VMIG-1     6,900        6,900,000
---------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
  School Building & Site Unlimited Tax Series
  2004 GO
  3.00%, 05/01/05                               AA      Aa1      1,805        1,807,356
---------------------------------------------------------------------------------------
University of Michigan; VRD Hospital Series
  1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     2,340        2,340,000
---------------------------------------------------------------------------------------
University of Michigan; VRD Medical Services
  Plan Series 1995 A RB
  2.26%, 12/01/27(c)                           A-1+   VMIG-1     3,160        3,160,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,895,000)
  2.35%, 07/01/32(c)(d)(e)                      --    VMIG-1   $ 4,895   $    4,895,000
---------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03;
  Cost $6,755,000)
  2.35%, 07/01/26(c)(d)(e)                      --    VMIG-1     6,755        6,755,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
  Supply System); VRD Series 2000 D RB
  (Acquired 01/21/00; Cost $10,000,000)
  2.35%, 07/01/29(c)(d)(e)                      --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  2.35%, 08/15/24(c)(d)(e)                      --    VMIG-1    15,000       15,000,000
=======================================================================================
                                                                            164,291,784
=======================================================================================

MINNESOTA-3.59%

JPMorgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03;
  Cost $14,000,000)
  2.30%, 03/01/21(c)(d)(e)                      A-1     --      14,000       14,000,000
---------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 08/01/05                               AAA     Aa1      2,240        2,244,075
---------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes,
  Adjustable Tender Series 1988 F
  2.05%, 05/09/05                              A-1+     --      20,000       20,000,000
---------------------------------------------------------------------------------------
  Series 2000 B
  2.03%, 06/08/05                              A-1+     --      20,500       20,500,000
---------------------------------------------------------------------------------------
  Series 2001 A
  2.05%, 06/07/05                               --    VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
  Series 2001 B
  2.05%, 06/07/05                               --    VMIG-1    13,600       13,600,000
---------------------------------------------------------------------------------------
  Series 2001 C
  2.03%, 05/10/05                               --    VMIG-1    17,600       17,600,000
---------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC- U.S. Bank N.A.)
  2.33%, 05/01/27(b)(c)                         --    VMIG-1    17,360       17,360,000
=======================================================================================
                                                                            120,304,075
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSISSIPPI-2.17%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002-22 Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  2.33%, 09/01/10(c)(d)(e)                      --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
  Mississippi); VRD Unlimited Tax Series
  2002-6018 A COP (Acquired 11/20/02; Cost
  $3,200,000)
  2.32%, 11/01/22(c)(d)(e)                     A-1+     --       3,200        3,200,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-JPMorgan Chase Bank)
  2.30%, 11/01/18(b)(c)                         A-1     --       5,300        5,300,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  2.40%, 07/01/23(b)(c)                         --    VMIG-1     9,300        9,300,000
---------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
  Project); Refunding VRD Series 2002 PCR
  (LOC- Citibank N.A.)
  2.25%, 02/01/22(b)(c)                        A-1+     --      36,500       36,500,000
---------------------------------------------------------------------------------------
University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  2.31%, 10/01/20(c)(f)                         --    VMIG-1     8,235        8,235,000
=======================================================================================
                                                                             72,530,000
=======================================================================================

MISSOURI-1.15%

Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Cultural
  Facilities VRD Series 2004 RB (LOC-
  National City Bank)
  2.32%, 07/01/24(b)(c)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); Health Facilities VRD Series
  2000 RB (LOC-U.S. Bank N.A.)
  2.30%, 02/01/31(b)(c)                         --    VMIG-1    29,000       29,000,000
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities VRD Series
  1985 B RB
  2.33%, 09/01/10(c)                           A-1+   VMIG-1     1,100        1,100,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Recreational Facilities VRD
  Series 2005 A RB (LOC-Bank of America,
  N.A.)
  2.32%, 10/01/25(b)(c)                         --    VMIG-1   $ 2,140   $    2,140,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-ABN
  AMRO Bank N.V.)
  2.30%, 09/01/22(b)(c)                         A-1     --       2,915        2,915,000
---------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.);
  Educational Facilities Refunding VRD Series
  2004 B IDR (LOC- U.S. Bank N.A.)
  2.32%, 06/15/24(b)(c)                        A-1+     --       1,400        1,400,000
=======================================================================================
                                                                             38,655,000
=======================================================================================

MONTANA-0.34%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 08/01/27(b)(c)(j)                      --      --      11,365       11,365,000
=======================================================================================

NEBRASKA-1.32%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,995        5,995,000
---------------------------------------------------------------------------------------
  VRD Series 1985 B RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     3,590        3,590,000
---------------------------------------------------------------------------------------
  VRD Series 1985 D RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1     5,865        5,865,000
---------------------------------------------------------------------------------------
  VRD Series 1985 E RB
  2.35%, 12/01/15(c)(f)                        A-1+   VMIG-1    28,635       28,635,000
=======================================================================================
                                                                             44,085,000
=======================================================================================

NEVADA-0.48%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $5,500,000)
  2.33%, 07/01/09(c)(d)(e)                      --    VMIG-1     5,500        5,500,000
---------------------------------------------------------------------------------------
Carson (City of) (Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB (LOC- U.S.
  Bank N.A.)
  2.30%, 09/01/33(b)(c)                        A-1+     --      10,500       10,500,000
=======================================================================================
                                                                             16,000,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.69%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  2.34%, 01/01/17(c)(d)(e)                      A-1     --     $ 5,475   $    5,475,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire Higher Educational & Health
  Facilities Authority); Refunding VRD Series
  2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  2.34%, 08/15/21(c)(d)(e)                      A-1     --       7,485        7,485,000
---------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (VHA-New
  England Inc.); VRD Series 1985 G RB
  2.30%, 12/01/25(c)(f)                        A-1+     --      10,000       10,000,000
=======================================================================================
                                                                             22,960,000
=======================================================================================

NEW JERSEY-0.13%

Salem (County of) Improvement Authority
  (Friends Home at Woodstown Inc.); VRD
  Series 2004 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/34(b)(c)                         --    VMIG-1     4,440        4,440,000
=======================================================================================

NEW YORK-0.53%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Non-AMT VRD
  Series 2002-31 Ctfs. (Acquired 03/24/04;
  Cost $16,000,000)
  2.30%, 11/15/10(c)(d)(e)                      --    VMIG-1    16,000       16,000,000
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Rochester Institute of Technology); Series
  1997 RB
  6.00%, 08/15/05(f)                            AAA     Aaa      1,815        1,841,296
=======================================================================================
                                                                             17,841,296
=======================================================================================

NORTH CAROLINA-1.05%

North Carolina (State of) Capital Facilities
  Finance Agency (Barton College);
  Educational Facilities VRD Series 2004 RB
  (LOC- Branch Banking & Trust Co.)
  2.27%, 07/01/19(b)(c)                         --    VMIG-1     5,750        5,750,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America, N.A.)
  2.30%, 01/01/14(b)(c)(j)                      --      --       8,115        8,115,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Community
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.30%, 04/01/22(b)(c)(j)                      --      --     $ 2,070   $    2,070,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Goodwill Industries of
  Central North Carolina Inc.); VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/24(b)(c)(j)                      --      --       4,915        4,915,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Thompson Children's Home);
  Educational Facilities VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.30%, 12/01/20(b)(c)(j)                      --      --       3,150        3,150,000
---------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America, N.A.)
  2.30%, 04/01/12(b)(c)(j)                      --      --       6,800        6,800,000
---------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Refunding First Mortgage Health
  Care Facilities VRD Series 2004 C RB (LOC-
  SunTrust Bank)
  2.27%, 11/01/27(b)(c)                         --    VMIG-1     3,500        3,500,000
---------------------------------------------------------------------------------------
University of North Carolina; VRD Series 2001
  B RB
  2.30%, 12/01/25(c)                           A-1+   VMIG-1     1,000        1,000,000
=======================================================================================
                                                                             35,300,000
=======================================================================================

OHIO-3.66%

Akron, Bath & Copley (Townships of) Joint
  Township Hospital District (Summa Health
  Systems); VRD Series 2004 B RB (LOC-
  JPMorgan Chase Bank)
  2.29%, 11/01/34(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
  (Lifesphere Project); Refunding &
  Improvement VRD Series 2002 RB (LOC- U.S.
  Bank N.A.)
  2.30%, 05/01/27(b)(c)                        A-1+     --       8,500        8,500,000
---------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project);
  Refunding & Improvement VRD Series 2001 RB
  (LOC-National City Bank)
  2.31%, 12/01/21(b)(c)                         --    VMIG-1    10,790       10,790,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC- National City Bank)
  2.31%, 11/01/13(b)(c)                         --    VMIG-1   $ 2,905   $    2,905,000
---------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2004 BAN GO
  2.00%, 08/18/05(p)                            --      --       3,234        3,238,840
---------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  2.31%, 11/15/19(b)(c)                         A-1     --         700          700,000
---------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Refunding &
  Improvement VRD Series 2005 RB
  (LOC-Sovereign Bank, KBC Bank N.V.)
  2.33%, 03/01/36(b)(c)                        A-1+     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
  GO
  2.00%, 04/14/05(p)                            --      --       5,250        5,251,154
---------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  2.34%, 05/01/26(b)(c)(p)                      --      --      14,950       14,950,000
---------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group) VRD Series
  1997 B RB
  2.28%, 12/01/28(c)(f)                        A-1+   VMIG-1    19,100       19,100,000
---------------------------------------------------------------------------------------
  VRD Series 2002 B RB (LOC- Fifth Third
  Bank)
  2.31%, 12/01/27(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC- JPMorgan Chase Bank)
  2.31%, 08/01/20(b)(c)                        A-1+     --       1,325        1,325,000
---------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
  General Health); Hospital Improvement
  Series 1997 RB (LOC-Fifth Third Bank)
  2.31%, 08/15/22(b)(c)                        A-1+     --       5,405        5,405,000
---------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series
  1996 RB (LOC-National City Bank)
  2.31%, 12/01/10(b)(c)                         A-1     --       1,735        1,735,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Portage (County of) (Robinson Memorial
  Hospital); Hospital VRD Series 2002 RB
  (LOC-JPMorgan Chase Bank)
  2.31%, 05/01/17(b)(c)                         --    VMIG-1   $ 6,255   $    6,255,000
---------------------------------------------------------------------------------------
Reynoldsburg (City of) School District
  (School Facilities Construction); Unlimited
  Tax Series 2004 A BAN GO
  2.75%, 06/24/05                               --     MIG-1     5,900        5,910,765
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2005 BAN GO
  3.00%, 06/24/05                               --     MIG1      3,150        3,157,955
---------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
  2.75%, 12/01/05(p)                            --      --       3,000        3,013,738
---------------------------------------------------------------------------------------
Toledo-Lucas (County of) Port Authority
  (Franciscan Communities St. Mary of the
  Woods Inc.); VRD Series 2004 C RB
  (LOC-Sovereign Bank, Bank of Nova Scotia)
  2.28%, 05/15/38(b)(c)                        A-1+     --      10,700       10,700,000
---------------------------------------------------------------------------------------
Upper Arlington (City of); Street Improvement
  Limited Tax Series 2005 BAN GO
  3.00%, 01/10/06                               --     MIG-1     1,802        1,813,655
---------------------------------------------------------------------------------------
Youngstown (City of) School District
  (Classroom Facilities & School
  Improvement); Unlimited Tax Series 2005 GO
  3.00%, 12/01/05(f)                            AAA     Aaa      1,000        1,005,299
=======================================================================================
                                                                            122,556,406
=======================================================================================

OKLAHOMA-1.01%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects);
  Refunding Multi-Family Housing VRD Series
  2000 RB (CEP-Federal National Mortgage
  Association)
  2.30%, 07/15/30(c)                           A-1+     --      27,695       27,695,000
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America, N.A.)
  2.38%, 06/01/11(b)(c)                        A-1+     --       3,785        3,785,000
---------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
  Capital Improvements Series 2003 B RB
  4.00%, 05/15/05                               AA-     --       2,500        2,507,347
=======================================================================================
                                                                             33,987,347
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

OREGON-0.75%

JPMorgan PUTTERs (City of Portland); Sewer
  System VRD Series 2004 614 RB (Acquired
  12/02/04; Cost $1,600,000)
  2.32%, 10/01/12(c)(d)(e)                      --    VMIG-1   $ 1,600   $    1,600,000
---------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 01/01/31(b)(c)                         --      Aa2      7,320        7,320,000
---------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
  Services Department Mortgage; Single Family
  Mortgage Program Series 2004 O RN
  2.00%, 06/01/05                               --     MIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
  Series 2004 O-2 RN
  2.10%, 09/01/05                               --     MIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
  3.00%, 06/30/05                              SP-1+   MIG-1     6,500        6,519,573
---------------------------------------------------------------------------------------
Portland (City of) Housing Authority
  (Riverwood Project); Refunding Multi-Family
  Series 1995 RB
  6.00%, 01/01/06(g)(i)                         AAA     NRR      1,170        1,202,371
---------------------------------------------------------------------------------------
Portland (City of); Unlimited Tax Series 1995
  B GO
  5.75%, 06/01/05(g)(i)                         NRR     Aaa      2,000        2,012,136
---------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
  Series 2004 RB
  3.00%, 05/01/05(f)                            AAA     Aaa      1,175        1,176,383
=======================================================================================
                                                                             25,130,463
=======================================================================================

PENNSYLVANIA-3.07%

ABN AMRO Munitops Ctfs. Trust (City of
  Reading School District); Non-AMT VRD
  Series 2003-20 Ctfs. (Acquired 03/02/05;
  Cost $4,225,000)
  2.32%, 07/15/11(c)(d)(e)(j)                   --      --       4,225        4,225,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001-30
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  2.32%, 09/01/09(c)(d)(e)                      --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
  Cost $7,000,000)
  2.32%, 06/01/11(c)(d)(e)                      --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Royal Bank of
  Scotland)
  2.40%, 08/01/32(b)(c)                         --    VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  2.29%, 01/01/28(c)(f)                         --    VMIG-1   $ 9,995   $    9,995,000
---------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
  Commercial Development Authority (Asbury
  Villas Project); VRD Series 2000 B IDR
  (LOC-ABN AMRO Bank N.V.)
  2.31%, 12/01/30(b)(c)                         A-1     --       3,000        3,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  (Acquired 06/04/01; Cost $8,900,000)
  2.31%, 08/01/28(c)(d)(e)                     A-1+     --       8,900        8,900,000
---------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation); Health Care VRD Series 2000
  IDR
  2.38%, 12/01/24(c)(f)                         A-1     --       3,385        3,385,000
---------------------------------------------------------------------------------------
Geisinger (City of) Authority (Geisinger
  Health System); VRD Series 2002 RB
  2.30%, 11/15/32(k)                           A-1+   VMIG-1    12,200       12,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Coop. Inc.);
  Refunding VRD Series 1984 PCR (LOC-
  Rabobank Nederland)
  2.05%, 06/01/14(b)(m)                        A-1+     --       1,030        1,030,000
---------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC- Rabobank
  Nederland)
  2.05%, 10/01/14(b)(m)                        A-1+     --       7,180        7,180,000
---------------------------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Holy Redeemer Health
  System); Health Care Series 1997 A RB
  5.50%, 10/01/05(f)                            AAA     Aaa      2,240        2,276,734
---------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); VRD Series 2005 A
  RB (LOC-Sovereign Bank, Uncredito Italiano
  S.p.A.)
  2.25%, 11/01/36(b)(c)                         --    VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education of Facilities Authority
  (Children's Hospital of Philadelphia
  Project); Hospital VRD Series 2002 A RB
  2.28%, 07/01/22(k)                           A-1+   VMIG-1     8,400        8,400,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Sayre (City of) Health Care Facilities
  Authority (VHR of Pennsylvania Capital
  Financing Project); VRD Series 1985 K RB
  2.30%, 12/01/20(c)(f)                        A-1+     Aaa    $19,800   $   19,800,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
  of Lackawanna Health & Welfare Authority);
  VRD Series 2002 A-18 RB (Acquired 03/22/02;
  Cost $5,120,000)
  2.35%, 03/01/15(c)(d)(e)                      --    VMIG-1     5,120        5,120,000
=======================================================================================
                                                                            102,511,734
=======================================================================================

SOUTH CAROLINA-1.91%

Cherokee (County of) (Newark Electronics
  Division); Industrial VRD Series 1985 RB
  (LOC-ABN AMRO Bank N.V.)
  2.30%, 12/01/15(b)(c)                         A-1     --       6,500        6,500,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority); VRD
  Series 2000-4001 A COP (Acquired 09/08/00;
  Cost $10,100,000)
  2.32%, 01/01/22(c)(d)(e)                     A-1+     --      10,100       10,100,000
---------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
  Tax Series 2004 GO BAN
  3.50%, 09/01/05                              SP-1    MIG-1    10,000       10,070,209
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (State of South Carolina Transportation
  Infrastructure Bank); Floating Rate Trust
  Ctfs. VRD Series 2002-728 RB (Acquired
  11/13/02; Cost $7,185,000)
  2.32%, 10/01/22(c)(d)(e)                      --    VMIG-1     7,185        7,185,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America, N.A.)
  (Acquired 07/30/02; Cost $2,100,000)
  2.35%, 07/01/17(b)(c)(e)                     A-1+     --       2,100        2,100,000
---------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (The Allen University
  Project); VRD Series 1998 RB (LOC-Bank of
  America, N.A.) (Acquired 03/27/01; Cost
  $2,525,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,525        2,525,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust Co.)
  2.27%, 03/01/23(b)(c)                         --    VMIG-1   $ 3,365   $    3,365,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America, N.A.)
  2.35%, 09/01/32(b)(c)                         --      --       4,000        4,000,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,555,000)
  2.35%, 09/01/18(b)(c)(e)                     A-1+     --       2,555        2,555,000
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank, N.A.)
  2.35%, 04/01/20(b)(c)                         A-1     --       4,070        4,070,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000
  L RB (Acquired 02/25/00; Cost $11,590,000)
  2.35%, 01/01/22(c)(d)(e)                      --    VMIG-1    11,590       11,590,000
=======================================================================================
                                                                             64,060,209
=======================================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of) Health & Educational
  Facilities Authority (University of Sioux
  Falls); VRD Series 2001 RB (LOC-Wells Fargo
  Bank N.A.)
  2.28%, 10/01/16(b)(c)                        A-1+     --       3,155        3,155,000
=======================================================================================

TENNESSEE-5.14%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Financing VRD Series 1999 RB
  (LOC-Bank of America, N.A.) (Acquired
  03/15/05; Cost $27,205,000)
  2.30%, 06/01/29(b)(c)(e)                      --    VMIG-1    27,205       27,205,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 A COP (Acquired
  10/10/00; Cost $14,040,000)
  2.32%, 10/01/27(c)(d)(e)                     A-1+     --      14,040       14,040,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  2.30%, 11/01/26(c)(f)                         --    VMIG-1   $12,200   $   12,200,000
---------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  2.40%, 03/01/22(b)(c)                         --    VMIG-1     5,295        5,295,000
---------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
  Facility Board (Volunteer Student Housing
  LLC Project); Student Housing VRD Series
  2002 RB (LOC- Wachovia Bank, N.A.)
  2.29%, 09/01/34(b)(c)                         --    VMIG-1    26,625       26,625,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO (Acquired
  11/17/03; Cost $4,995,000)
  2.32%, 10/15/10(c)(d)(e)                      --    VMIG-1     4,995        4,995,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Adventist
  Health System); VRD Series 1997 A RB
  (LOC-SunTrust Bank)
  2.28%, 11/15/27(b)(c)                        A-1+   VMIG-1     2,325        2,325,000
---------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
  Metropolitan Government Health &
  Educational Facilities Board (Ensworth
  School Project); VRD Series 2002 RB
  (LOC-SunTrust Bank)
  2.29%, 12/01/27(b)(c)                         --    VMIG-1     7,675        7,675,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  2.31%, 06/01/15(c)(f)                         --    VMIG-1   $ 5,230   $    5,230,000
---------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  2.31%, 06/01/06(c)(f)                         --    VMIG-1     1,200        1,200,000
---------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  2.31%, 06/01/22(c)(f)                         --    VMIG-1     5,900        5,900,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  2.31%, 06/01/21(c)(f)                         --    VMIG-1     2,100        2,100,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  2.31%, 06/01/10(c)(f)                         --    VMIG-1     1,485        1,485,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,320        1,320,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1     1,190        1,190,000
---------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
  2.31%, 06/01/27(c)(f)                         --    VMIG-1     2,265        2,265,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  2.31%, 06/01/07(c)(f)                         --    VMIG-1    14,950       14,950,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     1,425        1,425,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  2.31%, 06/01/17(c)(f)                         --    VMIG-1       300          300,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  2.31%, 06/01/19(c)(f)                         --    VMIG-1     5,650        5,650,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  2.31%, 06/01/18(c)(f)                         --    VMIG-1     3,475        3,475,000
---------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  2.31%, 06/01/20(c)(f)                         --    VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  2.31%, 06/01/24(c)(f)                         --    VMIG-1     6,300        6,300,000
---------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
  2.31%, 06/01/25(c)(f)                         --    VMIG-1     1,700        1,700,000
---------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  2.32%, 05/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     2,400        2,400,000
=======================================================================================
                                                                            172,250,000
=======================================================================================


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-12.01%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Unlimited Multi-State Non-AMT VRD Series
  2002-16 Ctfs. (Acquired 08/20/03; Cost
  $5,395,000)
  2.33%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 5,395   $    5,395,000
---------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  2.42%, 05/31/25(b)(c)                         --    VMIG-1       655          655,000
---------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
  Series 1995 RB
  5.60%, 05/15/05(g)(i)                         AAA     Aaa      5,000        5,025,074
---------------------------------------------------------------------------------------
Bell (County of) Health Facilities
  Development Corp. (Scott & White Memorial
  Hospital); VRD Series 2000 B-1 RB
  2.30%, 08/15/29(f)(k)                        A-1+   VMIG-1    32,300       32,300,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Air Force Village); VRD
  Series 2000 RB (LOC-Bank of America, N.A.)
  2.28%, 04/11/05(b)(c)                        A-1+     --       9,500        9,500,000
---------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation); Health Care
  System VRD Series 1997 RB (LOC-JPMorgan
  Chase Bank)
  2.35%, 09/01/27(b)(c)                         --    VMIG-1     3,435        3,435,000
---------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems;
  Refunding VRD Sub Lien Series 2001 A RB
  2.05%, 06/21/05(f)(h)(l)                     A-1+   VMIG-1     3,000        3,000,000
---------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Refunding VRD Series 2004 A RB
  (LOC-BNP Paribas)
  2.38%, 05/01/35(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  (Acquired 11/15/00; Cost $15,750,000)
  2.32%, 07/01/28(c)(d)(e)                     A-1+     --      15,750       15,750,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 1997-4305 A COP
  (Acquired 04/27/99; Cost $14,005,000)
  2.32%, 12/01/27(c)(d)(e)                     A-1+     --      14,005       14,005,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer); VRD Series 2002-6019 A COP
  (Acquired 11/13/02; Cost $8,910,000)
  2.32%, 12/01/30(c)(d)(e)                     A-1+     --     $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP (Acquired
  05/08/01; Cost $7,390,000)
  2.32%, 08/01/14(c)(d)(e)                     A-1+     --       7,390        7,390,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2002-6012 A COP (Acquired
  11/20/02; Cost $1,580,000)
  2.32%, 08/15/30(c)(d)(e)                     A-1+     --       1,580        1,580,000
---------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $2,300,000)
  2.35%, 12/01/14(b)(c)(e)                      --      Aaa      2,300        2,300,000
---------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family Housing VRD Series 1993 RB
  (CEP-General Electric Corp.)
  2.30%, 06/01/10(c)                           A-1+     --       2,700        2,700,000
---------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
  Corp. (Southern Air Transport); Refunding
  Airport Series 1993 RB (LOC-JPMorgan Chase
  Bank)
  2.30%, 03/01/10(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Harris (County of) Cultural Education
  Facilities Finance Corp. (Houston Music
  Hall Foundation); VRD Series 1999 RB (LOC-
  JPMorgan Chase Bank)
  2.35%, 06/01/29(b)(c)                        A-1+     --         700          700,000
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(o)                            AAA     Aaa      1,250        1,273,825
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Methodist Hospital);
  Refunding VRD Series 2005 B RB
  2.07%, 05/09/05(h)(l)                        A-1+     --      11,800       11,800,000
---------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub.
  Lien Commercial Paper Series A RN (LOC-Bank
  of America, N.A.)
  2.11%, 05/11/05(b)                           A-1+     --       9,451        9,451,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Houston Texas Sports
  Authority (Rodeo); Jr. Lein VRD Series 2001
  C RB
  2.30%, 11/15/30(c)(f)                        A-1+   VMIG-1   $ 6,300   $    6,300,000
---------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
  Development Corp. (Central Texas Medical
  Center Project); Hospital VRD Series 1990 B
  RB (LOC-SunTrust Bank)
  2.30%, 11/15/14(b)(c)                        A-1+     --      10,200       10,200,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); VRD Series 1985 PCR
  1.80%, 05/01/05(g)(h)                        A-1+     P-1     10,000       10,000,000
---------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.); VRD
  Series 1983 PCR
  2.10%, 09/01/05(g)(h)                        A-1+     Aa1     12,775       12,775,000
---------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Higher
  Education Refunding VRD Series 2000 RB
  (LOC-JPMorgan Chase Bank)
  2.35%, 07/01/20(b)(c)(j)                      --      --       3,665        3,665,000
---------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Schoolhouse); Limited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  1.62%, 06/09/05(g)(l)                        A-1+   VMIG-1    15,000       15,000,000
---------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
  Series 2003 A GO
  1.95%, 04/07/05                              A-1+     P-1     26,900       26,900,000
---------------------------------------------------------------------------------------
  Series 2003 A GO
  1.95%, 04/12/05                              A-1+     P-1     24,000       24,000,000
---------------------------------------------------------------------------------------
Humble (City of) Independent School District;
  School Building VRD Limited Tax Series 2003
  GO (CEP-Texas Permanent School Fund)
  2.28%, 06/15/23(c)                           A-1+   VMIG-1    13,000       13,000,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (City of Boerne Independent
  School District); VRD Series 2005 752 GO
  (Acquired 03/09/05; Cost $2,640,000)
  2.32%, 02/01/11(c)(d)(e)                     A-1+     --       2,640        2,640,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (County of Bexar); Limited
  Tax VRD Series 2004 530 GO (Acquired
  10/28/04; Cost $4,645,000)
  2.32%, 06/15/12(c)(d)(e)                      --    VMIG-1     4,645        4,645,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,898,000)
  2.32%, 08/15/10(c)(d)(e)                      --    VMIG-1   $ 4,898   $    4,898,000
---------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB (Acquired 10/02/02; Cost $5,935,000)
  2.32%, 08/15/08(c)(d)(e)                     A-1+     --       5,935        5,935,000
---------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax VRD Series 2003 B
  GO (CEP- Texas Permanent School Fund)
  1.75%, 08/01/05(g)(l)                        A-1+   VMIG-1     1,870        1,870,000
---------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
  Commercial Paper Notes Series 2001 A GO
  (Acquired 01/26/05; Cost $29,900,000)
  2.00%, 05/17/05(e)                           A-1+     P-1     29,900       29,900,000
---------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Higher
  Education VRD Series 1997 RB (LOC-Bank of
  America, N.A.)
  2.35%, 01/01/18(b)(c)                        A-1+     --      12,800       12,800,000
---------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
  3.00%, 08/31/05                              SP-1+   MIG-1    40,000       40,225,139
---------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Commercial Paper Notes
  Series A
  2.05%, 05/17/05                              A-1+     P-1      7,650        7,650,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
  2000 A26 RB (Acquired 11/09/04; Cost
  $9,230,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     9,230        9,230,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03;
  Cost $3,015,000)
  2.35%, 08/15/25(c)(d)(e)                      --    VMIG-1     3,015        3,015,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series
  2001 A83 RB (Acquired 11/18/03; Cost
  $3,565,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,565        3,565,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
  Finance Corp.); VRD Series 2001 A18 RB
  (Acquired 11/18/03; Cost $3,430,000)
  2.11%, 11/16/05(d)(e)(g)(l)(n)                A-1     --       3,430        3,430,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB (Acquired
  01/29/03; Cost $8,000,000)
  2.35%, 08/15/22(c)(d)(e)                      --    VMIG-1   $ 8,000   $    8,000,000
=======================================================================================
                                                                            402,113,038
=======================================================================================

UTAH-2.13%

Merrill Lynch P-Floats (City of Murray
  Hospital); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  2.32%, 05/15/22(c)(d)(e)                      A-1     --       5,995        5,995,000
---------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project);
  Special Assessment VRD Series 2003
  (LOC-Citibank N.A.)
  2.30%, 12/01/23(b)(c)                        A-1+     --       7,200        7,200,000
---------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
  (Wasatch Academy); VRD Series 2003 RB (LOC-
  U.S. Bank N.A.)
  2.33%, 08/01/28(b)(c)                        A-1+     --         900          900,000
---------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
  Projects); Sr. Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  2.28%, 12/15/29(c)                           A-1+     --      30,640       30,640,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
  Agency); Power Supply VRD Series 2002 A59
  RB (Acquired 10/23/02; Cost $6,960,000)
  2.35%, 07/01/10(c)(d)(e)                      --    VMIG-1     6,960        6,960,000
---------------------------------------------------------------------------------------
Weber (County of) (IHC Health Service); VRD
  Series 2000 C RB
  2.30%, 02/15/35(k)                           A-1+   VMIG-1    10,000       10,000,000
---------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
  Apartments LLC Project); Refunding
  Multi-Family Housing VRD Series 2004 RB
  (CEP- Federal Home Loan Mortgage Corp.)
  2.30%, 12/01/34(c)                           A-1+     --       9,675        9,675,000
=======================================================================================
                                                                             71,370,000
=======================================================================================

VERMONT-0.08%

Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust Co.)
  2.05%, 01/01/08(b)(m)                         --    VMIG-1     2,640        2,640,000
=======================================================================================

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------

VIRGINIA-1.05%

Henrico (County of) Economic Development
  Authority (Westminster Canterbury);
  Residential Care Facilities VRD Series 2003
  B RB (LOC-KBC Bank N.V.)
  2.29%, 07/01/08(b)(c)                         --    VMIG-1   $17,100   $   17,100,000
---------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (Lynchburg College); VRD Series
  2004 RB (LOC-SunTrust Bank)
  2.29%, 12/01/34(b)(c)                         --    VMIG-1     6,275        6,275,000
---------------------------------------------------------------------------------------
Newport News (City of) Redevelopment &
  Housing Authority (Springhouse Apartments
  Project); Multi-Family Housing VRD Series
  2001 RB (CEP-Federal Home Loan Mortgage
  Corp.)
  2.30%, 09/01/26(c)                           A-1+     --       2,000        2,000,000
---------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (E2F Student Housing LLC
  Project); VRD Series 2005 RB (LOC-Bank of
  America, N.A.)
  2.30%, 07/01/34(b)(c)                         --    VMIG-1     7,000        7,000,000
---------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Residential Care Facilities VRD Series 2003
  RB (LOC-Branch Banking & Trust Co.)
  2.27%, 12/01/33(b)(c)                         A-1     --         750          750,000
---------------------------------------------------------------------------------------
Suffolk (City of) Redevelopment & Housing
  Authority (Oak Springs Apartments);
  Multi-Family Housing VRD Series 1999 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  2.30%, 04/11/05(c)                            --    VMIG-1     1,900        1,900,000
=======================================================================================
                                                                             35,025,000
=======================================================================================

WASHINGTON-6.72%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle Municipal Light & Power);
  Multi-State Non-AMT VRD Series 2002-12
  Ctfs. (Acquired 05/25/04; Cost $9,755,000)
  2.33%, 03/01/09(c)(d)(e)                      --    VMIG-1     9,755        9,755,000
---------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Limited
  Tax Series 2003-7 GO Ctfs. (Acquired
  05/13/03; Cost $10,685,000)
  2.33%, 07/01/10(c)(d)(e)(j)                   --      --      10,685       10,685,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (King County);
  Multi-State Non-AMT VRD Limited Tax Series
  2001-1 GO Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  2.33%, 07/01/06(c)(d)(e)                      --    VMIG-1   $10,000   $   10,000,000
---------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America, N.A.)
  2.35%, 12/01/28(b)(c)(j)                      --      --       2,565        2,565,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 1996-4703 A COP (Acquired
  05/02/01; Cost $5,870,000)
  2.32%, 07/01/11(c)(d)(e)                     A-1+     --       5,870        5,870,000
---------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
  VRD Series 1998-4701 A COP (Acquired
  07/20/00; Cost $14,400,000)
  2.32%, 05/01/18(c)(d)(e)                     A-1+     --      14,400       14,400,000
---------------------------------------------------------------------------------------
Everett (City of); Limited Tax VRD Series
  2001 GO (LOC-Bank of America, N.A.)
  2.35%, 12/01/21(b)(c)(j)                      --      --       2,600        2,600,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of
  America, N.A.)
  2.08%, 06/09/05(b)                           A-1+     --      34,700       34,700,000
---------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper TRAN (LOC-Bank of America,
  N.A.)
  2.08%, 06/09/05(b)                           A-1+     P-1     16,800       16,800,000
---------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America, N.A.)
  2.30%, 02/15/21(b)(c)                         --    VMIG-1    10,150       10,150,000
---------------------------------------------------------------------------------------
JPMorgan PUTTERs (State of Washington);
  Unlimited Tax VRD Series 2004 593 GO
  (Acquired 11/18/04; Cost $1,500,000)
  2.32%, 07/01/12(c)(d)(e)                      --    VMIG-1     1,500        1,500,000
---------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  2.35%, 04/01/23(b)(c)                         --    VMIG-1     3,700        3,700,000
---------------------------------------------------------------------------------------
King (County of) Water & Sewer; VRD Jr. Lien
  Series 2001 B RB(LOC-Landesbank Hessen-
  Thuringen Girozentrale)
  2.27%, 01/01/32(b)(c)                        A-1+   VMIG-1     2,000        2,000,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 A RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1   $11,800   $   11,800,000
---------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue VRD Series 1999 B RB (LOC- U.S.
  Bank N.A.)
  2.32%, 12/01/19(b)(c)                         --    VMIG-1       800          800,000
---------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Port of Seattle); VRD Series 2002-739D RB
  (Acquired 07/21/04; Cost $5,000,000)
  2.32%, 09/01/20(c)(d)(e)                      A-1     --       5,000        5,000,000
---------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue
  VRD Series 1997 RB (LOC-Bank of America,
  N.A.)
  2.35%, 01/01/27(b)(c)                        A-1+   VMIG-1    12,705       12,705,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC- U.S.
  Bank N.A.)
  2.35%, 05/01/19(b)(c)                        A-1+     --       2,340        2,340,000
---------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  2.35%, 12/01/15(b)(c)                        A-1+     --       2,295        2,295,000
---------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.32%, 11/01/25(c)                           A-1+   VMIG-1     6,208        6,208,000
---------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding
  Housing VRD Series 2003 RB (LOC-Bank of
  America, N.A.)
  2.35%, 12/01/34(b)(c)(j)                      --      --       6,245        6,245,000
---------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  2.32%, 11/02/05(b)(c)                        A-1+     --       1,340        1,340,000
---------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
  Regional Transit Authority); Sales Tax &
  Motor VRD Series 2001 A46 RB (Acquired
  11/12/03; Cost $6,270,000)
  2.11%, 11/10/05(d)(e)(g)(l)(n)                --    VMIG-1     6,270        6,270,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series
  2000 E RB (LOC- U.S. Bank N.A.)
  2.35%, 08/01/25(b)(c)                        A-1+     --     $ 2,735   $    2,735,000
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (National Healthcare Research &
  Education Finance Corp.); Lease VRD Series
  2000 RB (LOC-BNP Paribas)
  2.30%, 01/01/32(b)(c)                         --    VMIG-1     6,800        6,800,000
---------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); VRD Series 2003 A RB (LOC- Bank
  of America, N.A.)
  2.35%, 12/01/33(b)(c)                         --    VMIG-1     5,000        5,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Hearthstone Project);
  Non-Profit Revenue Refunding VRD Series
  2004 RB (LOC-Bank of America, N.A.)
  2.30%, 12/01/29(b)(c)                        A-1+     --      12,000       12,000,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Non-Profit Housing VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  2.35%, 10/01/19(b)(c)                        A-1+     --       3,605        3,605,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (The Evergreen School Project);
  Non-Profit VRD Series 2002 RB (LOC-Wells
  Fargo Bank N.A.)
  2.28%, 07/01/28(b)(c)                        A-1+     --       2,660        2,660,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Non-Profit VRD Series 2000 RB
  (LOC-Bank of America, N.A.)
  2.35%, 07/01/30(b)(c)                         --    VMIG-1     1,250        1,250,000
---------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Non-Profit Revenue VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  2.33%, 08/01/24(b)(c)                        A-1+     --       2,300        2,300,000
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 3); Refunding
  Series 1993 C RB
  5.00%, 07/01/05(f)                            AAA     Aaa      3,850        3,878,185
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of); Unlimited Tax Series
  1995C, AT-8 & R-95B GO
  5.90%, 07/01/05(g)(i)                         NRR     NRR    $ 5,000   $    5,047,805
=======================================================================================
                                                                            225,003,990
=======================================================================================

WEST VIRGINIA-0.19%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-JPMorgan Chase Bank)
  2.29%, 07/01/17(b)(c)                        A-1+   VMIG-1       645          645,000
---------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (VHA Mid-Atlantic/Cap); Hospital
  VRD Series 1985 F RB
  2.30%, 12/01/25(c)(f)                        A-1+     --       5,700        5,700,000
=======================================================================================
                                                                              6,345,000
=======================================================================================

WISCONSIN-3.39%

Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.35%, 04/01/32(b)(c)                         --    VMIG-1     1,940        1,940,000
---------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
  System Series 2004 RB
  2.00%, 05/01/05(f)                            --      Aaa      1,425        1,425,652
---------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
  Unlimited Tax Series 2004 GO
  2.00%, 04/01/05                               --      Aaa      1,500        1,500,000
---------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); VRD Series 2001 RB
  (LOC- U.S. Bank N.A.)
  2.35%, 08/01/28(b)(c)                         --    VMIG-1     2,300        2,300,000
---------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Bank of
  Montreal)
  2.33%, 09/01/35(b)(c)                        A-1+     --       4,665        4,665,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place
  Inc.); VRD Series 2004 C RB (LOC-ABN AMRO
  Bank N.V.)
  2.30%, 12/01/34(b)(c)                         A-1     --       7,000        7,000,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.32%, 07/01/28(b)(c)                         --    VMIG-1     2,150        2,150,000
---------------------------------------------------------------------------------------


                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE
---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Pooled Loan VRD Series 2003 I RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 06/01/23(b)(c)                         --    VMIG-1   $ 9,570   $    9,570,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  VRD Series 2003 C RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/15/23(b)(c)                         --    VMIG-1     7,300        7,300,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  2.31%, 09/01/19(b)(c)                         A-1     --       5,649        5,649,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  2.33%, 07/01/23(b)(c)                         --    VMIG-1     4,250        4,250,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); VRD Series 1987 RB (LOC-KBC Bank
  N.V.) (Acquired 06/01/04; Cost $28,600,000)
  2.30%, 12/01/17(b)(c)(e)                      A-1     --      28,600       28,600,000
---------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR
                                                S&P   MOODY'S   (000)        VALUE

---------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  VRD Series 2004 RB (LOC-M&I Marshall &
  Ilsley Bank)
  2.31%, 08/01/19(b)(c)                         A-1     --     $ 2,695   $    2,695,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Petroleum Inspection
  Fee; Series 2000 A RB
  5.75%, 07/01/05(g)(i)                         AA-     Aa3      8,000        8,235,885
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 A-1
  COP
  3.00%, 09/20/05(p)                            --      --       8,000        8,048,916
---------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2004 B-1
  COP
  3.50%, 11/01/05                               --     MIG-1    15,000       15,116,273
---------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  1995 A GO
  6.10%, 05/01/05(g)(i)                         NRR     Aaa      3,000        3,012,436
=======================================================================================
                                                                            113,458,162
=======================================================================================
TOTAL INVESTMENTS-99.22% (Cost
  $3,322,342,840)(q)                                                      3,322,342,840
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.78%                                          26,258,985
=======================================================================================
NET ASSETS-100.00%                                                       $3,348,601,825
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and (p) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $768,868,000, which represented 22.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.
(i) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on March 31, 2005.
(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.
(n) Security considered to be illiquid; the portfolio is limited to investing 10% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $58,515,000, which represented 1.75% of the Fund's Net Assets.
(o) Secured by an escrow fund of U.S. Treasury obligations.
(p) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

ASSETS:

Investments, at value (cost $3,322,342,840)   $3,322,342,840
------------------------------------------------------------
Cash                                              11,284,350
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,190,049
------------------------------------------------------------
  Interest                                        13,396,750
------------------------------------------------------------
  Amount due from advisor                             94,353
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               116,507
------------------------------------------------------------
Other assets                                         148,419
============================================================
    Total assets                               3,353,573,268
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,412,045
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 231,330
------------------------------------------------------------
Accrued distribution fees                            132,821
------------------------------------------------------------
Accrued trustees' fees                                 9,908
------------------------------------------------------------
Accrued transfer agent fees                           75,398
------------------------------------------------------------
Accrued operating expenses                           109,941
============================================================
    Total liabilities                              4,971,443
============================================================
Net assets applicable to shares outstanding   $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,348,663,731
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (61,906)
============================================================
                                              $3,348,601,825
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,117,055,426
____________________________________________________________
============================================================
Private Investment Class                      $  196,616,507
____________________________________________________________
============================================================
Personal Investment Class                     $   10,877,052
____________________________________________________________
============================================================
Cash Management Class                         $  725,123,738
____________________________________________________________
============================================================
Reserve Class                                 $    9,308,226
____________________________________________________________
============================================================
Resource Class                                $  289,620,876
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,117,040,310
____________________________________________________________
============================================================
Private Investment Class                         196,606,167
____________________________________________________________
============================================================
Personal Investment Class                         10,874,255
____________________________________________________________
============================================================
Cash Management Class                            725,129,583
____________________________________________________________
============================================================
Reserve Class                                      9,306,389
____________________________________________________________
============================================================
Resource Class                                   289,623,534
____________________________________________________________
============================================================
  Net asset value, offering and redemption
    price per share for each class            $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2005

INVESTMENT INCOME:

Interest                                                      $45,234,430
=========================================================================

EXPENSES:

Advisory fees                                                   6,427,161
-------------------------------------------------------------------------
Administrative services fees                                      593,616
-------------------------------------------------------------------------
Custodian fees                                                    116,420
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        896,739
-------------------------------------------------------------------------
  Personal Investment Class                                        78,707
-------------------------------------------------------------------------
  Cash Management Class                                           682,153
-------------------------------------------------------------------------
  Reserve Class                                                   103,030
-------------------------------------------------------------------------
  Resource Class                                                  509,985
-------------------------------------------------------------------------
Transfer agent fees                                               505,749
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             94,630
-------------------------------------------------------------------------
Other                                                             650,568
=========================================================================
    Total expenses                                             10,658,758
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,284,421)
=========================================================================
    Net expenses                                                8,374,337
=========================================================================
Net investment income                                          36,860,093
=========================================================================
Net realized gain (loss) from investment securities               (60,974)
=========================================================================
Net increase in net assets resulting from operations          $36,799,119
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   36,860,093    $   22,690,885
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (60,974)           40,841
==============================================================================================
    Net increase in net assets resulting from operations          36,799,119        22,731,726
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (24,315,215)      (14,405,472)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,826,828)       (1,230,193)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (70,609)          (37,490)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (7,900,652)       (5,040,826)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (39,173)           (8,425)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,707,616)       (1,968,479)
==============================================================================================
    Decrease in net assets resulting from distributions          (36,860,093)      (22,690,885)
==============================================================================================
Share transactions-net:
  Institutional Class                                            163,325,063       632,519,818
----------------------------------------------------------------------------------------------
  Private Investment Class                                        46,220,760       (77,436,378)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          483,638        (6,598,054)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (43,002,612)      150,447,508
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (4,721,188)        1,376,091
----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,579,676)       39,025,099
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,725,985       739,334,084
==============================================================================================
    Net increase in net assets                                   152,665,011       739,374,925
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,195,936,814     2,456,561,889
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,348,601,825    $3,195,936,814
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vii) trustees' fees; and (viii) federal registration fees. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2005, AIM waived fees of $1,559,355.

    For the year ended March 31, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,679 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended March 31, 2005, AIM was paid $593,616.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2005, AISI retained $459,758.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $448,369, $57,719, $545,722 $87,429 and $407,988, respectively, after FMC waived Plan fees of $448,370, $20,988, $136,431, $15,601 and $101,997, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2005, the Fund paid legal fees of $13,558 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from ordinary income--Tax Exempt           $36,860,093    $22,690,885
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Undistributed ordinary income--Tax Exempt                     $      185,341
----------------------------------------------------------------------------
Temporary book/tax differences                                      (185,341)
----------------------------------------------------------------------------
Capital loss carryforward                                            (54,712)
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (7,194)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,348,663,731
============================================================================
Total net assets                                              $3,348,601,825
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                       --------------------------------------------------------------------------
                                                                      2005                                   2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,309,850,248    $ 19,309,850,248     13,446,683,719    $ 13,446,683,719
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 442,201,609         442,201,609        489,285,624         489,285,624
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 31,788,215          31,788,215         26,756,133          26,756,133
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  5,913,083,202       5,913,083,202      5,641,820,633       5,641,820,633
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            138,866,847         138,866,847        156,764,612         156,764,612
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,776,129,695       1,776,129,695      1,508,376,051       1,508,376,051
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       13,098,927          13,098,927          7,301,226           7,301,226
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,185,307           1,185,307            737,747             737,747
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                      9,987               9,987              4,054               4,054
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,725,182           5,725,182          4,115,815           4,115,815
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 32,528              32,528              8,921               8,921
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             2,383,423           2,383,423          1,860,224           1,860,224
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,159,624,112)    (19,159,624,112)   (12,821,465,127)    (12,821,465,127)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (397,166,156)       (397,166,156)      (567,459,749)       (567,459,749)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (31,314,564)        (31,314,564)       (33,358,241)        (33,358,241)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (5,961,810,996)     (5,961,810,996)    (5,495,488,940)     (5,495,488,940)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (143,620,563)       (143,620,563)      (155,397,442)       (155,397,442)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,788,092,794)     (1,788,092,794)    (1,471,211,176)     (1,471,211,176)
=================================================================================================================================
                                                           152,725,985    $    152,725,985        739,334,084    $    739,334,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 57% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                                2005           2004        2003        2002       2001
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.01        0.02       0.04
========================================================================================================================
Less distributions from net investment income                    (0.01)         (0.01)      (0.01)      (0.02)     (0.04)
========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   1.08%          0.68%       1.06%       2.00%      3.78%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $289,621       $299,205    $260,178    $137,307    $15,464
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.38%(b)       0.38%       0.38%       0.38%      0.36%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.47%(b)       0.47%       0.47%       0.48%      0.49%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              1.08%(b)       0.67%       1.04%       1.84%      3.68%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $254,992,427.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the Audit Committee to audit AIM Funds with March 31 fiscal year ends. The Fund is in the process of obtaining a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, not to increase certain management fees and to provide more information to investors regarding fees.


  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.


  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION


  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.


  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.


  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Pending Regulatory Civil Action Alleging Market Timing


  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.


  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.


  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in two of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. Based on a recent court decision, the state court action has been removed to Federal court.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division and subsequently consolidated for pre-trial purposes into one lawsuit.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. These actions have been consolidated for pre-trial purposes.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investments Trust:



We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 18, 2005

TRUSTEES AND OFFICERS

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE AND/
NAME, YEAR OF BIRTH AND           OR OFFICER               PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE                    DURING PAST 5 YEARS              HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------

 Robert H. Graham(1) -- 1946      1977                     Director and Chairman, A I M     None
 Trustee, Vice Chair and                                   Management Group Inc.
 President                                                 (financial services holding
                                                           company); Director and Vice
                                                           Chairman, AMVESCAP PLC and
                                                           Chairman, AMVESCAP PLC -- AIM
                                                           Division (parent of AIM and a
                                                           global investment management
                                                           firm)
                                                           Formerly: President and Chief
                                                           Executive Officer, A I M
                                                           Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc. (registered investment
                                                           advisor); Director and
                                                           Chairman, A I M Capital
                                                           Management, Inc. (registered
                                                           investment advisor), A I M
                                                           Distributors, Inc. (registered
                                                           broker dealer), AIM Investment
                                                           Services, Inc., (registered
                                                           transfer agent), and Fund
                                                           Management Company (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 Mark H. Williamson(2) -- 1951    2003                     Director, President and Chief    None
 Trustee and Executive Vice                                Executive Officer, A I M
 President                                                 Management Group Inc.;
                                                           Director, Chairman and
                                                           President, A I M Advisors,
                                                           Inc.; Director, A I M Capital
                                                           Management, Inc. and A I M
                                                           Distributors, Inc.; Director
                                                           and Chairman, AIM Investment
                                                           Services, Inc., Fund
                                                           Management Company and INVESCO
                                                           Distributors, Inc. (registered
                                                           broker dealer); and Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- AIM Division (parent of
                                                           AIM and a global investment
                                                           management firm)
                                                           Formerly: Director, Chairman,
                                                           President and Chief Executive
                                                           Officer, INVESCO Funds Group,
                                                           Inc.; President and Chief
                                                           Executive Officer, INVESCO
                                                           Distributors, Inc.; Chief
                                                           Executive Officer, AMVESCAP
                                                           PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett(3) -- 1944     1992                     Chairman, Crockett Technology    ACE Limited (insurance
 Trustee and Chair                                         Associates (technology           company); and Captaris,
                                                           consulting company)              Inc. (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936             2003                     Retired                          None
 Trustee
--------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939          2001                     Retired                          Badgley Funds, Inc.
 Trustee                                                                                    (registered investment
                                                           Formerly: Partner, law firm of   company)
                                                           Baker & McKenzie
--------------------------------------------------------------------------------------------------------------------

 James T. Bunch -- 1942           2003                     Co-President and Founder,        None
 Trustee                                                   Green, Manning & Bunch Ltd.,
                                                           (investment banking firm); and
                                                           Director, Policy Studies, Inc.
                                                           and Van Gilder Insurance
                                                           Corporation
--------------------------------------------------------------------------------------------------------------------

 Albert R. Dowden -- 1941         2000                     Director of a number of public   None
 Trustee                                                   and private business
                                                           corporations, including the
                                                           Boss Group Ltd. (private
                                                           investment and management);
                                                           Cortland Trust, Inc.
                                                           (Chairman) (registered
                                                           investment company); Annuity
                                                           and Life Re (Holdings), Ltd.
                                                           (insurance company); and
                                                           CompuDyne Corporation
                                                           (provider of products and
                                                           services to the public
                                                           security market)
                                                           Formerly: Director, President
                                                           and Chief Executive Officer,
                                                           Volvo Group North America,
                                                           Inc.; Senior Vice President,
                                                           AB Volvo; and director of
                                                           various affiliated Volvo
                                                           companies
--------------------------------------------------------------------------------------------------------------------

 Edward K. Dunn, Jr. -- 1935      1998                     Retired                          None
 Trustee
                                                           Formerly: Chairman, Mercantile
                                                           Mortgage Corp.; President and
                                                           Chief Operating Officer,
                                                           Mercantile-Safe Deposit &
                                                           Trust Co.; and President,
                                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------

 Jack M. Fields -- 1952           1997                     Chief Executive Officer,         Administaff, and
 Trustee                                                   Twenty First Century Group,      Discovery Global
                                                           Inc. (government affairs         Education Fund
                                                           company) (owner) Dos Angelos     (non-profit)
                                                           Ranch, L.P.
                                                           Formerly: Chief Executive
                                                           Officer, Texana Timber LP
                                                           (sustainable forestry company)
--------------------------------------------------------------------------------------------------------------------

 Carl Frischling -- 1937          1992                     Partner, law firm of Kramer      Cortland Trust, Inc.
 Trustee                                                   Levin Naftalis and Frankel LLP   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------

 Gerald J. Lewis -- 1933          2003                     Chairman, Lawsuit Resolution     General Chemical Group,
 Trustee                                                   Services (San Diego,             Inc.
                                                           California)
--------------------------------------------------------------------------------------------------------------------

 Prema Mathai-Davis -- 1950       1998                     Formerly: Chief Executive        None
 Trustee                                                   Officer, YWCA of the USA
--------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of March 31, 2005



The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

 Lewis F. Pennock -- 1942          1992           Partner, law firm of Pennock & Cooper      None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Ruth H. Quigley -- 1935           2001           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 Larry Soll -- 1942                2003           Retired                                    None
 Trustee
-------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley(4) -- 1959       2004           Senior Vice President, A I M Management    N/A
 Senior Vice President and Chief                  Group Inc.; Senior Vice President and
 Compliance Officer                               Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk(5) -- 1958        2005           Formerly: Director of Compliance and       N/A
 Senior Vice President                            Assistant General Counsel, ICON
                                                  Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956           2003           Director, Senior Vice President,           N/A
 Senior Vice President,                           Secretary and General Counsel, A I M
 Secretary and Chief Legal                        Management Group Inc. and A I M
 Officer                                          Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., and AIM Investment
                                                  Services, Inc.; Director, Vice President
                                                  and General Counsel, Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior Vice
                                                  President and General Counsel, Liberty
                                                  Funds Group, LLC; and Vice President,
                                                  A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Stuart W. Coco -- 1955            1992           Managing Director and Director of Money    N/A
 Vice President                                   Market Research and Special Projects,
                                                  A I M Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 Sidney M. Dilgren -- 1961         2004           Vice President and Fund Treasurer, A I M   N/A
 Vice President and Treasurer                     Advisors, Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 J. Philip Ferguson(6) -- 1945     2005           Senior Vice President and Chief            N/A
 Vice President                                   Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; Chief
                                                  Equity Officer, and Senior Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  and Managing Partner, Beutel, Goodman
                                                  Capital Management
-------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960         1992           Director of Cash Management, Managing      N/A
 Vice President                                   Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.
(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     Fund Management Company  Ernst & Young LLP
Suite 100                     11 Greenway Plaza        11 Greenway Plaza        5 Houston Center
Houston, TX 77046-1173        Suite 100                Suite 100                1401 McKinney, Suite
                              Houston, TX 77046-1173   Houston, TX 77046-1173   1200
                                                                                Houston, TX 77010-4035
                              COUNSEL TO THE
COUNSEL TO THE FUND           INDEPENDENT TRUSTEES     TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 Kramer, Levin, Naftalis  AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      & Frankel LLP            Services, Inc.           2 Hanson Place
1735 Market Street            1177 Avenue of the       P.O. Box 4739            Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599   Americas                 Houston, TX 77210-4739
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2005.

AIM Tax-Free Cash Reserve Portfolio Institutional Class paid ordinary dividends in the amount of $0.0123 during its tax year ended March 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the Statement of Tax-Exempt Income.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the dropdown menu. The information is also available on the SEC Web site, sec.gov.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--


                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com                  TFIT-AR-5            Fund Management Company

ITEM 2.   CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY E&Y RELATED TO THE REGISTRANT

         E&Y billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                  Percentage of Fees
                                                   Billed Applicable                                     Percentage of Fees
                                                     to Non-Audit                                       Billed Applicable to
                                                   Services Provided                                     Non-Audit Services
                                                  for fiscal year end                                   Provided for fiscal
                        Fees Billed for            2005 Pursuant to            Fees Billed for             year end 2004
                       Services Rendered               Waiver of             Services Rendered to        Pursuant to Waiver
                      to the Registrant for          Pre-Approval             the Registrant for          of Pre-Approval
                      fiscal year end 2005          Requirement(1)           fiscal year end 2004        Requirement(1)(2)
                     ----------------------     ----------------------      ----------------------     ----------------------

Audit Fees           $               46,790                        N/A      $               29,624                        N/A
Audit-Related Fees   $                    0                          0%     $                    0                          0%
Tax Fees(3)          $                2,612                          0%     $                2,716                          0%
All Other Fees(4)    $                  980                          0%     $                    0                          0%
                     ----------------------                                 ----------------------
Total Fees           $               50,382                          0%     $               32,340                          0%

E&Y billed the Registrant aggregate non-audit fees of $3,592 for the fiscal year ended 2005, and $2,716 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to E&Y during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3) Tax Fees for the fiscal year end March 31, 2005 includes fees billed for reviewing tax returns. Tax fees for fiscal year end March 31, 2004 includes fees billed for reviewing tax returns and consultation services.

(4) All Other Fees for the fiscal year ended March 31, 2005 includes fees billed for access to an accounting and regulatory research tool.

FEES BILLED BY E&Y RELATED TO AIM AND AIM AFFILIATES

         E&Y billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                             Fees Billed for                                 Fees Billed for
                            Non-Audit Services     Percentage of Fees      Non-Audit Services       Percentage of Fees
                           Rendered to AIM and    Billed Applicable to     Rendered to AIM and     Billed Applicable to
                            AIM Affiliates for     Non-Audit Services      AIM Affiliates for       Non-Audit Services
                           fiscal year end 2005    Provided for fiscal    fiscal year end 2004     Provided for fiscal
                            That Were Required        year end 2005        That Were Required         year end 2004
                            to be Pre-Approved     Pursuant to Waiver      to be Pre-Approved     Pursuant to Waiver of
                           by the Registrant's       of Pre-Approval       by the Registrant's         Pre-Approval
                             Audit Committee         Requirement(1)        Audit Committee(2)       Requirement(1)(3)
                          --------------------    --------------------     --------------------    --------------------

Audit-Related Fees(4)     $            220,115                       0%    $            196,777                       0%
Tax Fees                  $                  0                       0%    $                  0                       0%
All Other Fees            $                  0                       0%    $                  0                       0%
                          --------------------                             --------------------
Total Fees(5)             $            220,115                       0%    $            196,777                       0%

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to E&Y during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

(3) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(4) Audit-Related Fees for the fiscal year ended March 31, 2005 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent. Audit-Related Fees for the fiscal year ended March 31, 2004 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent.

(5) Including the fees for services not required to be pre-approved by the registrant's audit committee, E&Y billed AIM and AIM Affiliates aggregate non-audit fees of $302,621 for the fiscal year ended 2005, and $220,095 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining E&Y's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with E&Y maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                         Last Amended September 14, 2004


STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of general pre-approved fee levels will also require specific pre-approval by the Audit Committees.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and states otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms (including fees) will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of fees or established amounts for services to be provided by the Auditor under general pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum such amounts will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific pre-approval by the Audit Committees. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the

Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund's financial statements)

         o Bookkeeping or other services related to the accounting records or financial statements of the audit client

         o Financial information systems design and implementation Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

         o        Actuarial services

         o        Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

         o        Management functions

         o        Human resources

         o Broker-dealer, investment adviser, or investment banking services

         o        Legal services

         o        Expert services unrelated to the audit

         o Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

 12(a)(1) Code of Ethics.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3) Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust

By:   /s/ ROBERT H. GRAHAM
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: June 6, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: June 6, 2005


By:   /s/ SIDNEY M. DILGREN
      ---------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: June 6, 2005

                                  EXHIBIT INDEX

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.